SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 7                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 7                                                        [X]


                       EVERGREEN SELECT FIXED INCOME TRUST
                       ___________________________________

               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on February 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                       EVERGREEN SELECT FIXED INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 TO
                         REGISTRATION STATEMENT ON FORM N-1A

    This Post-Effective Amendment No. 7 to Registrant's Registration Statement No.333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                  Contents Page


                                     PART A

       Prospectus for the Institutional shares and Institutional Service shares of Evergreen Select Adjustable Rate Fund, Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund,
    Evergreen Select Intermediate Term Municipal Bond Fund, Evergreen Select International Bond Fund, Evergreen Select Limited Duration Fund and Evergreen
        Select Total Return Bond Fund is contained herein.

   Prospectus for the Institutional shares and Institutional Service shares of Evergreen Select High Yield Bond Fund is contained in Post-Effective Amendment
No. 6 to Registration Statement No.333-36019/811-08365 filed on February 1, 1999 and is incorporated by reference herein.

                                     PART B

      Statement of Additional Information for the Institutional shares and Institutional Service shares of Select Adjustable Rate Fund, Evergreen Select
   Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Term Municipal Bond Fund, Evergreen
   Select International Bond Fund, Evergreen Select Limited Duration Fund, and
          Evergreen Select Total Return Bond Fund is contained herein.

      Statement of Additional Information for the Institutional shares and Institutional Service shares of Evergreen Select High Yield Bond Fund is contained in Post-Effective Amendment No. 6 to Registration Statement No.333-36019/811-08365 filed on May 4, 1999 and is incorporated by reference herein.

                                     PART C

                                    Exhibits

                                 Idemnification

              Business and Other Connections of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                  PROSPECTUS

                            [GRAPHIC APPEARS HERE]

                                   Evergreen
                                        Select Fixed Income Funds


Evergreen Select Adjustable Rate Fund

Evergreen Select Core Bond Fund

Evergreen Select Fixed Income Fund

Evergreen Select Income Plus Fund

Evergreen Select Intermediate Term Municipal Bond Fund

Evergreen Select International Bond Fund

Evergreen Select Limited Duration Fund

Evergreen Select Total Return Bond Fund


Institutional Shares                  [LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]
Institutional Service Shares


Prospectus, June 18, 1999, as amended June 18, 1999


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES:

Evergreen Select Adjustable Rate Fund .....................................    2
Evergreen Select Core Bond ................................................    4
Evergreen Select Fixed Income Fund ........................................    6
Evergreen Select Income Plus Fund .........................................    8
Evergreen Select Intermediate Term
Municipal Bond Fund (Formerly known
as Evergreen Select Intermediate Tax
Exempt Bond Fund) .........................................................   10
Evergreen Select International Bond Fund ..................................   12
Evergreen Select Limited Duration Fund ....................................   14
Evergreen Select Total Return Bond Fund ...................................   16

GENERAL INFORMATION:

The Funds' Investment Advisors ............................................   18
The Funds' Portfolio Managers .............................................   18
Calculating the Share Price ...............................................   19
How to Choose an Evergreen Fund ...........................................   20
How to Choose the Share Class
That Best Suits You .......................................................   20
How to Buy Shares .........................................................   21
How to Redeem Shares ......................................................   22
Other Services ............................................................   23
The Tax Consequences of
Investing in the Funds ....................................................   23
Fees and Expenses of the Funds ............................................   24
Financial Highlights ......................................................   25
Other Fund Practices ......................................................   33


In general, Funds included in this prospectus seek to provide investors with current income and total return consistent with the preservation of capital and low volatility. The Funds emphasize investments in investment grade debt securities and mortgage and asset-backed securities. Evergreen Select Intermediate Term Municipal Bond Fund primarily seeks to invest in securities exempt from federal income tax.


Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC APPEARS HERE]
RISK FACTORS

What are the specific risks for an investor in the Fund?

[GRAPHIC APPEARS HERE]
PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years? Since inception?

[GRAPHIC APPEARS HERE]
EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

Select Fixed Income Funds


typically rely on a combination of the following strategies:

     . investing a portion of their assets in investment grade debt securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations;

     . investing a portion of their assets in mortgage and asset-backed securities; and

     . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the investment advisor deems necessary.

may be appropriate for investors who:

     . seek high current income consistent with preservation of capital and/or low volatility;

     .    seek to maximize total return; or

     . seek current income exempt from federal income taxes (Intermediate Term Municipal Bond Fund)

Following this overview, you will find information on each Fund's specific investment strategies and risks.

 ................................................................................

--------------------------------------------------------------------------------
Risk Factors For All Mutual Funds

Please remember that mutual fund shares are:

     .    not guaranteed to achieve their investment goal

     . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency

     . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen Select Fixed Income Fund could fluctuate significantly in value over time and could result in a loss of money.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Here are the most important factors that may affect the value of your investment:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since your Fund invests a significant portion of its portfolio in debt securities if interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since your Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk
A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Mortgage-Backed Securities Risk
Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose a Fund to a lower rate of return when it reinvests the principal.


                                                  SELECT FIXED INCOME FUNDS    1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                          Select Adjustable Rate Fund


FUND FACTS:

Goal:

 . High Current Income
 . Low Volatility

Principal Investments:

 . Collateralized Mortgage
  Obligations
 . Mortgage-Backed
  Securities
 . U.S. Government
  Obligations

Classes of Shares
Offered in this
Prospectus:

- Institutional
- Institutional Service

Investment Advisor:

 . Evergreen Investment
  Management Company

Portfolio Manager:

 . Gary E. Pzegeo

NASDAQ Symbol:

EKIZX (Institutional)

Dividend Payment
Schedule:

Monthly

[GRAPHIC APPEARS HERE]
Investment Goal

The Fund seeks a high level of current income consistent with low volatility of principal.

[GRAPHIC APPEARS HERE]
Investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund seeks to provide a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The average dollar-weighted reset period of adjustable rate securities held by the Fund will not exceed one year. Normally the Fund invests at least 65% of its assets in mortgage-backed securities or other securities collateralized by or representing an interest in a pool of mortgages, which securities have interest rates that reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentality's, including collateralized mortgage obligations. The Fund may also invest up to 35% of its assets in obligations of the U.S. government, its agencies or instrumentalities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .    Interest Rate Risk
 .    Credit Risk
 .    Mortgage-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


2  SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]
PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 10/1/1991. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1989                         [BAR CHART APPEARS HERE]
1990
1991
1992            4.13
1993            5.37
1994            1.06
1995            8.67
1996            6.92
1997            7.23
1998            4.81

Best Quarter:   1st Quarter 1995         3.13%
Worst Quarter:  2nd Quarter 1994        -0.26%

Year to date total return through 3/31/1999 is 1.57%.

The next table lists the Fund's average year-by-year return by class over the past one and five years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the 6-month Treasury Bill Index, which is derived from secondary market interest rates as published by the Federal Reserve Bank; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                     Inception                           Performance
                       Date                                 Since
                     of Class    1 year  5 year  10 year   10/1/1991
----------------------------------------------------------------------
Institutional         10/1/1991   4.81%   5.70%    N/A     5.51%
----------------------------------------------------------------------
Institutional
  Service             5/23/1994   4.55%   5.40%    N/A     5.30%
----------------------------------------------------------------------
6-month Treasury
  Bill Index                      4.55%   5.10%   5.38%    4.61%**
----------------------------------------------------------------------

* Performance for the Institutional Service shares prior to its inception is based upon the historical performance of the Institutional shares, the original class offered, the inception of which is 10/1/1991, and does not include 12b-1 fees. If such fees were reflected, returns would be lower.

** Performance since 5/23/1994 is 5.24%
[GRAPHIC APPEARS HERE]
 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                  Management         12b-1     Other      Total Fund
                     Fees            Fees    Expenses  Operating Expenses+
----------------------------------------------------------------------------
Institutional       .30%             .00%       .03%         .33%
----------------------------------------------------------------------------
Institutional
  Service           .30%             .25%       .02%         .57%
----------------------------------------------------------------------------
+Actual for the fiscal year ended 9/30/1998.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                          Institutional   Institutional Service
---------------------------------------------------------------
After 1 year                   $34                $58
---------------------------------------------------------------
After 3 years                 $106               $183
---------------------------------------------------------------
After 5 years                 $185               $318
---------------------------------------------------------------
After 10 years                $418               $714
---------------------------------------------------------------

                                                     SELECT FIXED INCOME FUNDS 3

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                             Select Core Bond Fund

FUND FACTS:

Goal:

 . Maximize Total Return

Principal Investments:

 . Investment Grade Debt
  Securities
 . Mortgage and Asset-Backed
  Securities
 . U.S. Treasury and
  Agency Obligations

Classes of Shares
Offered in this
Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . Tattersall Advisory
  Group, Inc.

Portfolio Managers:

 . A committee of
  investment
  professionals

NASDAQ Symbols:

ESBIX  (Institutional)
ESBSX (Institutional
Service)

Dividend Payment
Schedule:

Monthly

[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital appreciation.

[GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

     The Fund invests at substantially all of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. In addition, the Fund may invest in mortgage and asset-backed securities. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six year maximum while the average maturity is expected to be longer than the average duration.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Mortgage-Backed Securities Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


4 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]
Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional Shares' inception on 12/13/1990. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1991             1.32
1992             5.96
1993             8.87
1994            -2.88
1995             18.85
1996             4.09
1997             9.78
1998             8.23

Best Quarter:   2nd Quarter 1989         7.54%*
Worst Quarter:  1st Quarter 1994        -3.28%*

Year to date total return through 3/31/1999 is -0.04%.

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index, which is an index comprised of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*+

                          Inception                                 Performance
                            Date                                       Since
                          of Class      1 year      5 year  10 year   12/13/1990
-------------------------------------------------------------------------------
Institutional             12/13/1990     8.23%       7.38%   N/A       8.10%
-------------------------------------------------------------------------------
Institutional
  Service                 10/2/1997      8.07%       7.34%   N/A       8.08%
-------------------------------------------------------------------------------
Lehman Brothers
  Aggregate Bond Index                   8.69%       7.27%   N/A       8.77%**
-------------------------------------------------------------------------------

*The Select Core Bond Fund historical performance shown for Institutional shares is based on the performance of the Institutional shares of the Fund's predecessor fund, Tattersall Bond Fund. Historical performance shown for Institutional Service shares is based on (1) the performance of the Institutional Service shares of the Fund's predecessor fund, Tattersall Bond, since 10/2/1997 and (2) the Institutional shares of Tattersall Bond Fund from 12/13/1990 to 10/2/1997 which have not been adjusted to reflect the .25% 12b-1 fee paid by Institutional service shares. Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

**Performance since 10/2/1997 is 9.40%
+ Average Annual Total Return of the Fund is based on the historical performance of Tattersall Bond Fund, which exchanged substantially all of its net assets for shares of Evergreen Select Core Bond Fund on June 7, 1999.

[GRAPHIC APPEARS HERE]
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                        Management     12b-1      Other          Total Fund
                           Fees        Fees      Expenses  Operating Expenses++

                                                            Without   With
                                                            Waiver    Waiver
--------------------------------------------------------------------------------
Institutional              .40%        .00%        .14%     .54%       42%
--------------------------------------------------------------------------------
Institutional
  Service                  .40%        .25%        .14%     .79%       67%
--------------------------------------------------------------------------------
+Restated to reflect current fees for the fiscal year ended 9/30/1998. ++Effective June 7, 1999, the Fund's investment advisor has contractually agreed to limit its Management Fee to .28% for a period of three years.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                                Institutional        Institutional Service
--------------------------------------------------------------------------------
After 1 year                        $55                      $81
--------------------------------------------------------------------------------
After 3 years                      $173                     $252
--------------------------------------------------------------------------------
After 5 years                      $302                     $439
--------------------------------------------------------------------------------
After 10 years                     $677                     $978
--------------------------------------------------------------------------------

                                                     SELECT FIXED INCOME FUNDS 5

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                                   EVERGREEN
--------------------------------------------------------------------------------

                            Select Fixed Income Fund

FUND FACTS:

Goal:

 . High Current Income
 . Preservation of Capital

Principal Investments:

 . Investment Grade Debt
  Securities
 . U.S. Treasury and
  Agency Obligations
 . Mortgage and Asset-Backed
  Securities

Classes of Shares
Offered in this
Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . Evergreen Investment
  Management

Portfolio Manager:

 . Thomas L. Ellis

NASDAQ Symbols:

ESFIX  (Institutional)
ESFSX (Institutional Service)

Dividend Payment
Schedule:

Monthly

[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

The Fund seeks a high level of current income and a potential for capital appreciation. As a secondary objective, the Fund seeks preservation of capital. [GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 65% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. In addition, the Fund may invest in foreign securities and mortgage and asset-backed securities. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. While the Fund does not currently intend to invest a significant portion of its assets in below investment grade securities, up to 35% of the Fund's total assets may be invested in these securities. The Fund intends to maintain a dollar-weighted average maturity not to exceed five years, further the Fund intends to maintain an effective duration of 2 1/4 to 4 1/4 years.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity. [GRAPHIC APPEARS HERE]
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .    Interest Rate Risk
 .    Credit Risk
 .    Mortgage-Backed Securities Risk
 .    Foreign Investment Risk
 .    Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


6 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]
Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1989            11.42
1990            10.78
1991            13.69
1992             5.77
1993             8.13
1994            -2.58
1995            14.54
1996             3.48
1997             6.67
1998             8.06

Best Quarter:   2nd Quarter 1989        6.85%*
Worst Quarter:  1st Quarter 1994       -2.31%*

Year to date total return through 3/31/1999 is -.24%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Intermediate Government/Corporate Index, which is an index based on all publicly issued intermediate government and corporate debt securities with an average maturity of one to five years; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                                 Inception                           Performance
                                    Date                                Since
                                  of Class   1 year  5 year  10 year   3/31/1971
--------------------------------------------------------------------------------
Institutional                     3/31/1971   8.06%   5.88%   7.88%      8.40%
--------------------------------------------------------------------------------
Institutional
  Service                          3/9/1998   7.82%   5.63%   7.62%      8.14%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
 Government/Corporate Index                   8.43%   6.60%   8.52%      8.94%**
--------------------------------------------------------------------------------
*Fund performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on 11/21/1997. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional - 5 year=5.97%, 10 year=7.98% and since 3/31/1971=8.50%; Institutional Service - 5 year=5.71%, 10 year=7.72% and since 3/31/1971=8.24%. The Institutional Service share performance information for the period from 11/24/1997 through 3/2/1998 (class inception date) is based upon the historical performance of the Institutional shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Institutional Service shares for this period would be lower.

**The inception date of the index is 12/31/1972. Performance is since that date. Performance since 3/2/1998 is 7.14%.
[GRAPHIC APPEARS HERE]
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                      Management     12b-1      Other          Total Fund
                         Fees        Fees     Expenses     Operating Expenses++
--------------------------------------------------------------------------------
Institutional            .50%        .00%       .13%              .63%
--------------------------------------------------------------------------------
Institutional
  Service                .50%        .25%       .14%              .89%
--------------------------------------------------------------------------------
+Actual for the fiscal period ended 9/30/1998.
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses for the Institutional shares would be .52% and Institutional Service shares would be .77%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                                Institutional   Institutional Service
---------------------------------------------------------------------
After 1 year                       $   64             $   91
---------------------------------------------------------------------
After 3 years                      $  202             $  284
---------------------------------------------------------------------
After 5 years                      $  351             $  493
---------------------------------------------------------------------
After 10 years                     $  785             $1,096
---------------------------------------------------------------------

                                                     SELECT FIXED INCOME FUNDS 7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                            Select Income Plus Fund

FUND FACTS:

Goal:

 . High Current Income
 . Capital Appreciation

Principal Investments:

 . Investment Grade Debt Securities
 . U.S. Treasury and Agency Obligations
 . Mortgage and Asset-Backed Securities

Classes of Shares Offered in this Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . Evergreen Investment Management

Portfolio Managers:

 . George Prattos
 . J.P. Weaver

NASDAQ Symbols:

ESIIX  (Institutional)
ESISX (Institutional Service)

Dividend Payment Schedule:

Monthly

[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

The Fund seeks a high level of current income and a potential for capital appreciation.
[GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund seeks to achieve its objective by actively managing portfolio duration for capital gain opportunities. The Fund also utilizes a proprietary credit analysis and scoring system (Alert) to identify undervalued and overlooked fixed income instruments with potential for appreciation. The Fund invests at least 65% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. In addition, the Fund may invest in foreign securities and mortgage and asset-backed securities. While the Fund does not currently intend to invest a significant portion of its assets in below investment grade securities, up to 35% of the Fund's total assets may be invested in these securities. The Fund currently does not expect to exceed a duration of 6 3/4 years and is unlikely to exceed a dollar-weighted average maturity of 10 years.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity. [GRAPHIC APPEARS HERE]
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Mortgage-Backed Securities Risk
 . Foreign Investment Risk
 . Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


8 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1989            12.31
1990             8.45
1991            15.26
1992             5.12
1993            11.07
1994            -4.22
1995            18.65
1996             2.14
1997             8.87
1998             7.92

Best Quarter:   2nd Quarter 1989         7.99%*
Worst Quarter:  1st Quarter 1994        -3.46%*

Year to date total return through 3/31/1999 is -1.00%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Government/Corporate Index, which is an index based on 5,500 publicly issued corporate and U.S. government debt rated Baa or better with at least 1 year to maturity and at least $25 million par outstanding; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                              Inception                              Performance
                                Date                                    Since
                              of Class   1 year    5 year  10 year     8/31/1988
--------------------------------------------------------------------------------
Institutional                 8/31/1988  7.92%      6.40%   8.37%       8.23%
--------------------------------------------------------------------------------
Institutional
  Service                      3/2/1998  7.70%      6.15%   8.11%       7.97%
--------------------------------------------------------------------------------
Lehman Brothers Government/
Corporate Index                          9.47%      7.30%   9.33%       9.35%**
--------------------------------------------------------------------------------
*Fund performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on 11/21/1997. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional - 5 year=6.49%, 10 year=8.47% and since 8/31/1988=8.33%; Institutional Service - 5 year=6.24%, 10 year=8.21% and since 8/31/1988=8.07%. The Institutional Service share performance information for the period from 11/24/1997 through 3/2/1998 (class inception date) is based upon the historical performance of the Institutional shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Institutional Service shares for this period would be lower.

**Performance since 3/2/1998 is 8.18%.

[GRAPHIC APPEARS HERE]
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                           Management    12b-1    Other       Total Fund
                              Fees       Fees   Expenses   Operating Expenses++
--------------------------------------------------------------------------------
Institutional                 .50%       .00%     .11%             .61%
--------------------------------------------------------------------------------
Institutional
  Service                     .50%       .25%     .11%             .86%
--------------------------------------------------------------------------------
+Restated to reflect current fees for the fiscal period ended 9/30/1998.
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses for the Institutional shares would be .51% and Institutional Service shares would be .76%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Institutional   Institutional Service
----------------------------------------------------------
After 1 year              $62               $88
----------------------------------------------------------
After 3 years            $195              $274
----------------------------------------------------------
After 5 years            $340              $477
----------------------------------------------------------
After 10 years           $761            $1,061
----------------------------------------------------------

                                                     SELECT FIXED INCOME FUNDS 9

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                           Select Intermediate Term
                           Municipal Bond Fund


FUND FACTS:

Goal:

 . Current Income Exempt from Federal Income Taxes

Principal Investment:

 . Municipal Securities

Classes of Shares Offered in this Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . Evergreen Investment Management

Portfolio Manager:

 . Richard K. Marrone

NASDAQ Symbols:

ESTIX  (Institutional)

ESTSX (Institutional Service)

Dividend Payment Schedule:

Monthly


[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

The Fund seeks the highest possible current income, exempt from federal income taxes, consistent with the Fund's maturity and preservation of capital.

[GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

Under normal market conditions, the Fund invests its assets according to applicable guidelines issued by the Securities and Exchange Commission concerning investment in tax-exempt securities. The Fund may not change this investment policy without shareholder approval. To comply with this requirement, the Fund normally invests at least 80% of its assets in securities exempt from federal income tax (including the alternative minimum tax). Up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax and/or taxable obligations. The Fund may invest up to 20% of its assets in below investment grade bonds (not rated below B by Standard & Poor's Rating Services). The Fund will maintain a dollar-weighted average maturity of three to ten years.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Interest Rate Risk
 .  Credit Risk
 .  Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


10 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                           [BAR CHART APPEARS HERE]

                                  1989   8.22
                                  1990   6.09
                                  1991   8.88
                                  1992   7.41
                                  1993   9.23
                                  1994  -2.74
                                  1995  11.87
                                  1996   3.85
                                  1997   8.54
                                  1998   5.86

Best Quarter:   1st Quarter 1995        4.25%*
Worst Quarter:  1st Quarter 1994       -2.69%*

Year to date total return through 3/31/1999 is .06%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years or since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal 7-Year Index, which is an index based on municipal bonds having an approximate maturity of seven years; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                          Inception                             Performance
                             Date                                 Since
                           of Class  1 year  5 year 10 year      1/31/1984

Institutional              1/31/1984   5.86%   5.36%   6.65%      7.34%
Institutional
  Service                   3/2/1998   5.65%   5.11%   6.40%      7.08%
Lehman Brothers Municipal
  7-Year Index                         6.22%   5.84%   6.76%      7.44%**

*Fund performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on 11/21/1997. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional - 5 year=5.44%, 10 year=6.75% and since 1/31/1984=7.40%; Institutional Service - 5 year=5.20%, 10 year=6.49% and since 1/31/1984=7.18%. The Institutional Service share performance information for the period from 11/24/1997 through 3/2/1998 (class inception date) is based upon the historical performance of the Institutional shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Institutional Service shares for this period would be lower.

**The inception date of the index is 1/31/1990. Performance is since that date. Performance since 3/2/1998 is 5.03%.

[GRAPHIC APPEARS HERE]
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                       Management   12b-1     Other          Total Fund
                         Fees        Fees    Expenses    Operating Expenses++

Institutional            .60%        .00%      .09%             .69%
Institutional
  Service                .60%        .25%      .09%             .94%

+Restated to reflect current fees for the fiscal period ended 9/30/1998.
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses for the Institutional shares would be .62% and Institutional Service shares would be .87%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Institutional      Institutional Service

After 1 year             $74                   $99
After 3 years            $230                  $309
After 5 years            $401                  $535
After 10 years           $1,000                $1,190


                                                 SELECT FIXED INCOME FUNDS    11

--------------------------------------------------------------------------------
                                   Evergreen
--------------------------------------------------------------------------------

                        Select International Bond Fund


FUND FACTS:

Goal:

 . Current Income
 . Capital Appreciation

Principal Investment:

 . Investment Grade Debt Obligations of Foreign Issuers

Classes of Shares Offered in this Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . First International Advisers, Ltd.

Portfolio Manager:

 . George McNeill

Dividend Payment Schedule:

Quarterly

[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

The Fund seeks capital appreciation and current income.

[GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund will invest at least 65% of its total assets in securities or obligations of supranational agencies (such as the World Bank) or issuers or governments located in at least three countries other than the U.S. No more than 5% of the Fund's assets will be invested in debt obligations or similar securities denominated in the currencies of developing countries. Up to 35% of the Fund's total assets may be invested in mortgage and asset-backed securities and/or bank obligations. The Fund currently expects to maintain a dollar-weighted average maturity of five to ten years, and a duration of three and one half to eight years.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Interest Rate Risk
 .  Credit Risk
 .  Foreign Investment Risk
 .  Mortgage-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


12 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/15/1993. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

                           [BAR CHART APPEARS HERE]

                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994   -9.81
                                 1995   17.68
                                 1996    5.61
                                 1997    3.72
                                 1998    8.97

Best Quarter:   1st Quarter 1995        5.50%
Worst Quarter:  1st Quarter 1994       -5.96%

Year to date total return through 3/31/1999 is -.84%.

The next table lists the Fund's average year-by-year return by class over one and five years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the J.P. Morgan Global Government Bond Non-US Index, which is an index which calculates total return based on gross price (clean price plus accrued interest) and assumes that a coupon received in one currency is immediately reinvested back into the bonds in that country's index; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)

                         Inception                                 Performance
                           Date          1 year  5 year  10 year      Since
                         of Class                                   12/15/1993
Institutional            12/15/1993        8.97%   4.85%    N/A         4.93%
Institutional
  Service                12/15/1993        8.68%   4.59%    N/A         4.67%
JP Morgan Global
  Government
  Bond Non-US Index                       18.28%   8.77%   8.75%        8.77%

[GRAPHIC APPEARS HERE]
Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                       Management  12b-1      Other       Total Fund
                         Fees       Fees    Expenses  Operating Expenses++

Institutional            .60%      .00%       .62%          1.22%
Institutional
  Service                .60%      .25%       .61%          1.46%

+Actual for the fiscal period ended 9/30/1998.
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses for the Institutional shares would be .76% and Institutional Service shares would be 1.00%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                       Institutional    Institutional Service

After 1 year                $124               $149
After 3 years               $387               $462
After 5 years               $670               $797
After 10 years            $1,476             $1,746


                                                 SELECT FIXED INCOME FUNDS    13

--------------------------------------------------------------------------------
                                   Evergreen
--------------------------------------------------------------------------------

                          Select Limited Duration Fund

FUND FACTS:

Goal:

 . Current Income
 . Preservation of Capital

Principal Investments:

 . Investment Grade Debt Securities
 . U.S. Treasury and Agency Obligations
 . Mortgage and Asset-Backed Securities
 . Foreign Securities

Classes of Shares Offered in this Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . Evergreen Investment Management

Portfolio Managers:

 . David Fowley
 . Sam C. Paddison
 . Andrew C. Zimmerman

NASDAQ Symbols:

ESDIX   (Institutional)

ESDSX (Institutional Service)

Dividend Payment Schedule:

Monthly



[GRAPHIC APPEARS HERE]
Investment Goal

The Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

[GRAPHIC APPEARS HERE]
Investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. In addition, the Fund may invest in municipal and foreign securities. By emphasizing the use of high quality corporate, mortgage and asset-backed securities maturing in less than five years, the Fund seeks to provide investors a high level of current income while reducing price volatility.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Interest Rate Risk
 .  Credit Risk
 .  Mortgage-Backed Securities Risk
 .  Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


14 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 4/30/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

1995     9.98
1996     4.25
1997     6.50
1998     6.27

Best Quarter:   2nd Quarter 1995        2.93%*
Worst Quarter:  1st Quarter 1996       -0.03%*

Year to date total return through 3/31/1999 is .85%.

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Merrill Lynch 1-3 Year Treasury Bond Index, which is a subset of the Merrill Lynch Treasury Master Index with a maturity range of between one to three years; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                        Inception                             Performance
                          Date                                   Since
                        of Class  1 year    5 year  10 year     4/30/1994
                        --------  ------    ------  -------     -------
Institutional            4/30/1994 6.27%      N/A     N/A        6.13%
Institutional
  Service                7/28/1998 6.13%      N/A     N/A        5.89%
Merrill Lynch 1-3 year
  Treasury Bond Index              7.00%     5.99%   7.37%       6.62%**

*Fund performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on 11/21/1997. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional - since 4/30/1994=6.34%; Institutional Service - since 4/30/1994=6.11%. The Institutional Service share performance information for the period from 11/24/1997 through 7/28/1998 (class inception date) is based upon the historical performance of the Institutional shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Institutional Service shares for this period would be lower.

** Performance since 7/28/1998 is 3.37%.

[GRAPHIC APPEARS HERE]
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                      Management  12b-1          Other          Total Fund
                         Fees      Fees         Expenses    Operating Expenses++
Institutional            .30%      .00%           .17%             .47%
Institutional
  Service                .30%      .25%           .17%             .72%

+Estimated for the fiscal year ending 9/30/1999.
+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses for the Institutional shares would be .30% and Institutional Service shares would be .55%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual Funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                   Institutional      Institutional Service
After 1 year              $48                 $74
After 3 years            $151                $230
After 5 years            $263                $401
After 10 years           $591                $894


                                                    SELECT FIXED INCOME FUNDS 15

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                              Select Total Return
                              Bond Fund


FUND FACTS:

Goal:

 . Maximize Total Return

Principal Investments:

 . Investment Grade Debt Securities
 . U.S. Treasury and Agency Obligations
 . Mortgage-Backed Securities

Classes of Shares Offered in this Prospectus:

 . Institutional
 . Institutional Service

Investment Advisor:

 . Evergreen Investment Management

Sub-Advisor:

 . First International Advisors, Ltd.

Portfolio Managers:

 . Rollin C. Williams
 . Richard Cryan

NASDAQ Symbols:

ESTIX  (Institutional)
ESTSX (Institutional Service)

Dividend Payment Schedule:

Monthly

[GRAPHIC APPEARS HERE]
INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital appreciation, by investing primarily in investment grade fixed income securities with complementary investments in high yield foreign and fixed income securities.

[GRAPHIC APPEARS HERE]
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund pursues a controlled risk approach which uses duration adjustments, sector composition and security selection in an effort to exceed the return of its benchmark, the Lehman Brothers Aggregate Bond Index. The Fund currently expects the dollar-weighted average maturity of its investments to range from three to eight years. The Fund invests at least 65% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. In addition, the Fund may invest in foreign securities and mortgage and asset-backed securities. Up to 35% of the Fund's total assets may be invested in below investment grade corporate debt securities, and foreign bonds, including non-dollar denominated bonds.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Mortgage-Backed Securities Risk
 . Foreign Investment Risk
 . Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

16 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   Evergreen
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
Performance

The total return for Institutional shares of the Fund in the calendar period since the Institutional shares' inception on 4/20/1998 is 3.13%. Past performance is not an indication of future results.

Year to date total return through 3/31/1999 is 68%.

[GRAPHIC APPEARS HERE]
Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                      Management   12b-1     Other         Total Fund
                         Fees      Fees     Expenses   Operating Expenses**
Institutional            .40%      .00%      .15%           .55%
Institutional
  Service                .40%      .25%      .15%           .80%

*Estimated for the fiscal year ending 9/30/1999.
*From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses for the Institutional shares would be .50% and Institutional Service shares would be .75%.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                      Institutional       Institutional Service
After 1 year              $56                      $82
After 3 years            $176                     $255


                                                    select fixed income funds 17

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISORS

Each investment advisor manages a Fund's investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Select Fixed Income Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237.4 billion in consolidated assets as of 12/31/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Tattersall Advisory Group, Inc. (TAG) is the investment advisor to:

 .   Select Core Bond Fund

TAG is a subsidiary of First Union National Bank. TAG has been managing mutual funds and private accounts since 1976 and currently manages $5.3 billion in assets. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

Evergreen Investment Management Company (EIMC) is the investment advisor to:

 .    Select Adjustable Rate Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $8.9 billion in assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to:
 .    Select Fixed Income Fund
 .    Select Income Plus Fund
 .    Select Intermediate Term Municipal Bond Fund
 .    Select Limited Duration Fund
 .    Select Total Return Fund

EIM (also known as First Capital Group, or FCG), a division of First Union National Bank (FUNB), has been managing mutual funds and private accounts since 1932 and currently manages $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

First International Advisers, Ltd. (FIA) is the investment advisor to:
 .    Select International Bond Fund and the sub-advisor to:
 .    Select Total Return Bond Fund

FIA (formerly known as Analytic . TSA International, Inc.) was acquired by FUNB on August 28, 1998. FIA currently manages approximately $58 million in assets for two of the Evergreen Funds. FIA is located at 25/28 Old Burlington Street, London W1X 1LB, England.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

European Currency Conversion Risk

Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. Your investment in the Fund may be adversely affected if these technical modifications have not been implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies eliminated, which may also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Select Adjustable Rate Fund

Gary E. Pzegeo has been a Vice President and portfolio manager since 1997 and has been a portfolio manager of the Fund since April 1997. Mr. Pzegeo has been an investment professional at EIMC since 1990.

Select Core Bond Fund

The day-to-day management of Select Core will be handled by a committee composed of fixed income portfolio management professionals, with each portfolio professional responsible for designated specific sectors of the fixed income market.



18 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Select Fixed Income Fund

Thomas L. Ellis has been the portfolio manager of the Fund since November 1997. Mr. Ellis has over 29 years of experience in investments. Since joining EIM in 1985, Mr. Ellis has been a Vice President and senior portfolio manager. At EIM he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including the Fund and Evergreen Short-Intermediate Bond Fund, and 22 separate accounts.

Select Income Plus Fund

George Prattos has been a portfolio manager of the Fund since November 1997. Mr. Prattos has over 18 years of investment experience. Since joining EIM in 1991, Mr. Prattos has been a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the EIM system. Mr. Prattos became a Senior Vice President of EIM in 1997.

J.P. Weaver has been a portfolio manager of the Fund since November 1997. Mr. Weaver has over 14 years of market experience in fixed income investments. Since joining EIM in 1994, Mr. Weaver has been a Vice President and Director of Fixed Income Research. In addition, he manages several separate accounts within the Specialty Fixed Income Group.

Select Intermediate Term Municipal Bond Fund

Richard K. Marrone has been a portfolio manager of the Fund since November 1997. Mr. Marrone has over 15 years of investment and market experience. Since joining EIM in 1993, Mr. Marrone has been a Vice President and senior portfolio manager.

Select International Bond Fund

George McNeill has been Managing Director of FIA since 1992. Prior to joining FIA, he served as Director for Axe-Houghton, Ltd. From 1989 to 1992. Mr. McNeill has been a portfolio manager of the Fund since December 1993.

Select Limited Duration Fund

David K. Fowley, CFA, has been a portfolio manager of the Fund since November 1997. Mr. Fowley has over 5 years of investment experience. Mr. Fowley joined EIM in July 1992 as a Trust Investment Associate before becoming a Trust Investment Officer in October 1994. Prior to becoming an Assistant Vice President and portfolio manager of EIM in October 1997, Mr. Fowley served as a Trust Investment Officer from 1994 to 1997.

Sam C. Paddison has been a portfolio manager of the Fund since November 1998. Mr. Paddison has over 25 years of institutional investment experience. Since joining EIM in 1996, Mr. Paddison has been Senior Vice President and Managing Director of the Specialty Fixed Income Group-Northern Region. Prior to joining EIM, Mr. Paddison was Head of Strategic Asset and Liability Management for First Fidelity Bank from 1987 to 1996.

Andrew C. Zimmerman has been a portfolio manager of the Fund since November 1998. Mr. Zimmerman joined EIM in 1992 as an Investment Officer of the Specialty Fixed Income Group.

Select Total Return Fund

Rollin Williams, CFA, and Sr. Vice President of EIM, has been a portfolio manager of the Fund since April 1998. Mr. Williams has over 29 years of investment and banking management experience. In addition to managing EIM's Diversified Bond Group Trust, Stable Portfolio Group Trust, Evergreen U.S. Government Fund and bond management for the Evergreen Select Balanced Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA, from 1988 until 1993, at which time Dominion was acquired by FUNB and Mr. Williams was named Vice President and senior portfolio manager.

Richard Cryan, Vice President and senior portfolio manager, has been managing the Fund since April 1998. Mr. Cryan has been employed, as a portfolio manager of EIM since June 1994, and as an analyst from April 1992 to June 1994, by EIM since April 1992.

Investment decisions for the foreign bond component of the Fund are made by a committee of three investment professionals at FIA.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up


                                                 SELECT FIXED INCOME FUNDS 19

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

How To Choose AN EVERGREEN Fund

When choosing an Evergreen Fund, you should:

 .    Most importantly, read the prospectus to see if the Fund is suitable for you.

 .    Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

 .    Request any additional information you want about the Fund, such as the
     Statement of Additional Information, Annual Report or Semi-annual Report by calling 1-800-343-2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. All of the Funds offer two different institutional classes. Each institutional class of shares has its own expenses. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in either class of shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The Institutional Service shares have adopted a distribution plan which provides for the payment of an annual service fee of up to 0.25% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares.


20 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor Evergreen Distributor, Inc. (EDI).

Method

By Phone

Opening an Account

 .    Call 1-800-343-2898 to set up an account number and get wiring instructions
     (call before 12 noon if you want wired funds to be credited that day).

 .    Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).

 .    Complete the account application and mail to:
        Evergreen Service Company       Overnight Address:
        P.O. Box 2121                   Evergreen Service Company
        Boston, MA  02106-2121          200 Berkeley St.
                                        Boston, MA  02116

 .    Wires received after 4 p.m. Eastern time on market trading days will receive the next market day's closing price.***

Adding to an Account

 .    Call the Evergreen Express Line* at 1-800-346-3858 24 hours a day or
     1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

 .    If your bank account is set up on file, you can request either:
     - Federal Funds Wire (offers immediate access to funds) or
     - Electronic transfer through the Automated Clearing House which avoids wiring fees.

By Exchange

 .    You can make an additional investment by exchange from an existing
     Evergreen Fund's account by contacting your investment representative or calling the Evergreen Express Line* at 1-800-346-3858.**

 .    You can only exchange shares within the same class.

 .    There is no sales charge or redemption fee when exchanging funds within the
     Evergreen Fund's family.

 .    Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).

 .    Exchanges are limited to three per calendar quarter, but in no event no more than five per calendar year.

 .    Exchanges between accounts that do not have identical ownership must be in writing with a signature guarantee (see below).


                                                    SELECT FIXED INCOME FUNDS 21

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods

Call Us

Requirements

 .    Call the Evergreen Express Line* at 1-800-346-3858 24 hours a day or
     1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

 .    This service must be authorized ahead of time, and is only available for regular accounts.**

 .    All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.

 .    We can either:
     - wire the proceeds into your bank account (service charges may apply)
     - electronically transmit the proceeds to your bank account via the Automated Clearing House service
     - mail you a check.

 .    All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.

 .    See exceptions list below for requests that must be made in writing.

Write Us

 .    You can mail a redemption request to:
               Evergreen Service Company       Overnight Address:
               P.O. Box 2121                   Evergreen Service Company
               Boston, MA  02106-2121          200 Berkeley St.
                                               Boston, MA  02116

 .    Your letter of instructions must:
     - list the Fund name and the account number
     - indicate the number of shares or dollar value you wish to redeem
     - be signed by the registered owner(s)

 .    See exceptions list below for requests that must be signature guaranteed.

Redeem Your Shares in Person

 .    You may also redeem your shares through participating broker-dealers by delivering a letter as described above to your broker-dealer.

 .    A fee may be charged for this service.

* The Evergreen Express Line is only available to Institutional Service shares.

**Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

***The Fund's shares may be made available through financial service firms who have a service agreement with the Fund, which are also investment dealers. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

 .    You want the proceeds transmitted to a bank account not listed on the account

 .    You want the proceeds payable to anyone other than the registered owner(s)
     of the account

 .    Either your address or the address of your bank account has been changed within 30 days


Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange


22 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

OTHER SERVICES

Evergreen Express Line

(Institutional Service shares only)

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (NAV).

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:

 .    On Fund distributions (capital gains and dividends)

 .    On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Intermediate Term Municipal Bond Fund expects that substantially all of their regular dividends will be exempt from federal income tax. Otherwise, the Funds will distribute two types of taxable income to you:

 .    Dividends. To the extent that regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for the Fund is listed under the Fund Facts section in the summary of the Fund previously presented.

 .    Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Select Fixed Income Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax


                                                    SELECT FIXED INCOME FUNDS 23

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. These fees will increase the cost of your investment. The Fund may use this fee as a "service fee" to pay broker-dealers for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one Fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) the Fund's advisor may waive a portion of the Fund's expenses for a time, reducing its expense ratio.


24 SELECT FIXED INCOME FUNDS

                       [LOGO OF EVERGREEN APPEARS HERE]


FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for Adjustable Rate Fund, except for the six months ended March 31, 1999, have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. The International Bond Fund was formerly Global Bond Fund, a portfolio of CoreFunds, Inc. The International Bond Fund information for the periods ended June 30, 1994 to June 30, 1998 has
--------------------------------------------------------------------------------

SELECT ADJUSTABLE RATE FUND
INSTITUTIONAL SHARES


                                       Six Months Ended                        Year Ended February 28,    Year Ended September 30,
                                        March 31, 1999        Year Ended       -----------------------    ------------------------
                                         (Unaudited)    September 30, 1998 (a)    1998       1997 (b)     1996 #    1995     1994
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $  9.68            $  9.75           $  9.71      $  9.68      $  9.65  $  9.61  $  9.93
                                           =======            =======           =======      =======      =======  =======  =======
 ...................................................................................................................................
 Income from investment operations
 ...................................................................................................................................
 Net investment income                        0.30               0.35              0.64         0.28         0.64     0.63     0.63
 ...................................................................................................................................
 Net realized and unrealized gains or
  losses on securities                       (0.07)             (0.07)             0.04            0++          0     0.01    (0.49)
                                           -------            -------           -------      -------      -------  -------  -------
 ....................................................................................................................................
 Total from investment operations             0.23               0.28              0.68         0.28         0.64     0.64     0.14
                                           -------            -------           -------      -------      -------  -------  -------
 ....................................................................................................................................
 Distributions to shareholders from
 ....................................................................................................................................
 Net investment income                       (0.30)             (0.35)            (0.64)       (0.25)       (0.61)   (0.60)   (0.46)
                                           -------            -------           -------      -------      -------  -------  -------
 ....................................................................................................................................
 Net asset value, end of period            $  9.61            $  9.68           $  9.75      $  9.71      $  9.68  $  9.65  $  9.61
                                           =======            =======           =======      =======      =======  =======  =======
 ....................................................................................................................................
 Total return                                 2.45%              2.88%             7.15%        2.97%        6.86%    6.87%    1.43%
 ....................................................................................................................................
 Ratios and supplemental data
 ....................................................................................................................................
 Net assets, end of period (thousands)     $21,132            $23,174           $25,981      $70,264      $65,974  $23,616  $25,200
 ....................................................................................................................................
 Ratios to average net assets
 ....................................................................................................................................
   Expenses*                                  0.30%+             0.33%+            0.30%        0.30%+       0.30%    0.30%    0.30%
 ....................................................................................................................................
   Net investment income                      6.23%+             6.12%+            6.63%        6.79%+       6.84%    6.61%    5.15%
 ....................................................................................................................................
 Portfolio turnover rate                        29%                46%              107%          44%          85%      56%      63%
 ....................................................................................................................................
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES


                                       Six Months Ended                        Year Ended February 28,   Year Ended September 30,
                                        March 31, 1999        Year Ended       -----------------------   -------------------------
                                         (Unaudited)    September 30, 1998 (a)    1998        1997 (b)   1996     1995    1994 (c)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $  9.68            $  9.76           $  9.72       $  9.68    $  9.65  $  9.61  $  9.73
                                           =======            =======           =======       =======    =======  =======  =======
 ...................................................................................................................................
 Income from investment operations
 ...................................................................................................................................
 Net investment income                        0.28               0.33              0.59          0.28       0.65#    0.64     0.17
 ...................................................................................................................................
 Net realized and unrealized gains or
  losses on securities                       (0.06)             (0.08)             0.06             0++    (0.03)   (0.02)   (0.13)
                                           -------            -------           -------       -------    -------   ------   ------
 ...................................................................................................................................
 Total from investment operations             0.22               0.25              0.65          0.28       0.62     0.62     0.04
                                           -------            -------           -------       -------    -------   ------   ------
 ...................................................................................................................................
 Distributions to shareholders from
 ...................................................................................................................................
 Net investment income                       (0.29)             (0.33)            (0.61)        (0.24)     (0.59)   (0.58)   (0.16)
                                           -------            -------           -------       -------    -------   ------   ------
 ...................................................................................................................................
 Net asset value, end of period            $  9.61            $  9.68           $  9.76       $  9.72    $  9.68  $  9.65  $  9.61
                                           =======            =======           =======       =======    =======  =======  =======
 ....................................................................................................................................
 Total return                                 2.33%              2.63%             6.89%         2.97%       6.60%   6.60%    0.35%
 ....................................................................................................................................
 Ratios and supplemental data
 ....................................................................................................................................
 Net assets, end of period (thousands)     $12,998            $ 9,645           $10,320       $ 3,564    $14,361  $ 2,871  $     1
 ....................................................................................................................................
 Ratios to average net assets
 ....................................................................................................................................
   Expenses*                                  0.55%+             0.57%+            0.55%         0.55%+      0.55%    0.55%   0.43%+
 ....................................................................................................................................
   Net investment income                      6.02%+             5.82%+            6.15%         6.39%+      6.64%    6.70%   5.03%+
 ....................................................................................................................................
 Portfolio turnover rate                        29%                46%              107%           44%         85%      56%     63%
 ....................................................................................................................................

(a) For the seven months ended September 30, 1998. The Fund changed its fiscal year end from the last day of February to September 30, effective September 30, 1998.
(b) For the five months ended February 28, 1997. The Fund changed its fiscal year end from September 30 to the last day of February, effective February 28, 1997.
(c) For the period from May 23, 1994 (commencement of class operations) to September 30, 1994.
#   Net investment  income is based on weighted  average  shares  throughout the period.
+   Annualized.
++  Amount represents less than $0.01 per share.
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

                          SELECT FIXED INCOME FUNDS 25

                       [LOGO OF EVERGREEN APPEARS HERE]

     been audited by Ernst & Young LLP, independent auditors. The International Bond Fund information for the period ended September 30, 1998, as well as the tables for each of the other Funds, except for the six months ended March 31, 1999, have been derived from financial statements audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. The Select Core Bond Fund information has been derived from financial statements audited by Tait, Weller & Baker, independent accountants. The information for each Fund except Core Bond Fund for the six months ended March 31, 1999 is unaudited and has been derived from the financial statements and notes thereto incorporated by reference into the Statement of Additional Information. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.
--------------------------------------------------------------------------------

SELECT CORE BOND FUND
INSTITUTIONAL SHARES*

                                           Years Ended March 31,
                                  --------------------------------------------
                                    1999     1998     1997     1996     1995
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                             $  10.83  $ 10.26  $ 10.39  $  9.97  $ 10.15
                                  ========  =======  =======  =======  =======
 ...............................................................................
Income from investment operations
 ...............................................................................
Net investment income                 0.61     0.58     0.68     0.70     0.62
 ...............................................................................
Net realized and unrealized gains
 (losses) on investments              0.09     0.63    (0.12)    0.41    (0.18)
                                  --------  -------  -------  -------  -------
 ...............................................................................
Total from investment operations      0.70     1.21     0.56     1.11     0.44
                                  --------  -------  -------  -------  -------
 ...............................................................................
Less distributions
 ...............................................................................
Dividends from net investment
 income                              (0.63)   (0.64)   (0.69)   (0.69)   (0.62)
 ...............................................................................
Distributions from net realized
 gains                               (0.22)      --       --       --       --
                                  --------  -------  -------  -------  -------
 ...............................................................................
Total distributions                  (0.85)   (0.64)   (0.69)   (0.69)   (0.62)
                                  --------  -------  -------  -------  -------
 ...............................................................................
Net asset value, end of year      $  10.68  $ 10.83  $ 10.26  $ 10.39  $  9.97
                                  ========  =======  =======  =======  =======
 ...............................................................................
Total return                          6.53%   12.06%    5.52%   11.23%    4.56%
 ...............................................................................
Net assets, end of year (000's)   $109,028  $96,250  $76,499  $74,774  $72,029
 ...............................................................................
Ratio of gross expenses to
 average net assets                   0.54%    0.53%    0.53%    0.56%    0.57%
 ...............................................................................
Ratio of net expenses to average
 net assets (a)                       0.50%    0.50%    0.50%    0.53%    0.53%
 ...............................................................................
Ratio of net investment income to
 average net assets                   5.73%    6.06%    6.48%    6.54%    6.28%
 ...............................................................................
Portfolio turnover rate                221%     235%     207%     268%     381%
 ...............................................................................

--------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES*

                                              Year Ended        Period Ended
                                            March 31, 1999   March 31, 1998 (b)
-------------------------------------------------------------------------------
Net asset value, beginning of period           $ 10.83             $ 10.69
                                               =======             =======
 ...............................................................................
Income from investment operations
 ...............................................................................
Net investment income                             0.61                0.37
 ...............................................................................
Net realized and unrealized gains on
 investments                                      0.07                0.08
                                               -------             -------
 ...............................................................................
Total from investment operations                  0.68                0.45
                                               -------             -------
 ...............................................................................
Less distributions
 ...............................................................................
Dividends from net investment income             (0.61)              (0.31)
 ...............................................................................
Distributions from net realized gains            (0.22)                 --
                                               -------             -------
 ...............................................................................
Total distributions                              (0.83)              (0.31)
                                               -------             -------
 ...............................................................................
Net asset value, end of period                 $ 10.68             $ 10.83
                                               =======             =======
 ...............................................................................
Total return                                      6.37%               8.55%(d)
 ...............................................................................
Net assets, end of period (000's)              $ 2,721             $ 3,069
 ...............................................................................
Ratio of gross expenses to average net
 assets                                           0.69%               0.68%(d)
 ...............................................................................
Ratio of net expenses to average net
 assets (c)                                       0.65%               0.65%(d)
 ...............................................................................
Ratio of net investment income to average
 net assets                                       5.59%               5.96%(d)
 ...............................................................................
Portfolio turnover rate                            221%                235%
 ...............................................................................

(a) Ratios were determined based on net expenses after investment advisory fee waivers for the years ended March 31, 1999 and 1998 and expense reimbursements through a directed brokerage arrangement.
(b) Represents the period from the initial public offering of Service Group Shares (October 2, 1997) through March 31, 1998.
(c) Ratios were determined based on net expenses after investment advisory fee waivers and expense reimbursements through a directed brokerage arrangement.
(d) Annualized.
 * On June 7, 1999, Tattersall Bond Fund exchanged substantially all of its net assets for shares of Evergreen Select Core Bond Fund. Tattersall Bond Fund is the accounting survivor and as such its basis of accounting for assets and liabilities and its operating results for the periods prior to June 7, 1999 have been carried forward in these financial highlights.

26  SELECT FIXED INCOME FUNDS

                       [LOGO OF EVERGREEN APPEARS HERE]

--------------------------------------------------------------------------------

SELECT FIXED INCOME FUND
INSTITUTIONAL SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (a)
------------------------------------------------------------------------------
Net asset value, beginning of period       $   6.12            $   5.96
                                           ========            ========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                          0.17                0.31
 ............................................................................
Net realized and unrealized gains or
 losses on securities                         (0.16)               0.16
                                           --------            --------
 ............................................................................
Total from investment operations               0.01                0.47
                                           --------            --------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                         (0.17)              (0.31)
                                           --------            --------
 ............................................................................
Net asset value, end of period             $   5.96            $   6.12
                                           ========            ========
 ............................................................................
Total return                                   0.23%               8.06%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)      $602,077            $668,907
 ............................................................................
Ratios to average net assets
 Expenses*                                     0.49%+              0.52%+
 ............................................................................
 Net investment income                         5.76%+              5.99%+
 ............................................................................
Portfolio turnover rate                          23%                 46%
 ............................................................................

------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (b)
------------------------------------------------------------------------------
Net asset value, beginning of period       $   6.12            $   5.97
                                           ========            ========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                          0.17                0.20
 ............................................................................
Net realized and unrealized gains or
 losses on securities                         (0.16)               0.15
                                           --------            --------
 ............................................................................
Total from investment operations               0.01                0.35
                                           --------            --------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                         (0.17)              (0.20)
                                           --------            --------
 ............................................................................
Net asset value, end of period             $   5.96            $   6.12
                                           ========            ========
 ............................................................................
Total return                                   0.11%               5.94%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)      $ 12,135            $  9,808
 ............................................................................
Ratios to average net assets
 Expenses*                                     0.74%+              0.77%+
 ............................................................................
 Net investment income                         5.55%+              5.65%+
 ............................................................................
Portfolio turnover rate                          23%                 46%
 ............................................................................

(a) For the period from November 24, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from March 9, 1998 (commencement of class operations) to September 30, 1998.
+   Annualized
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

                          SELECT FIXED INCOME FUNDS 27

                       [LOGO OF EVERGREEN APPEARS HERE]

--------------------------------------------------------------------------------

SELECT INCOME PLUS FUND
INSTITUTIONAL SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (a)
------------------------------------------------------------------------------
Net asset value, beginning of period      $     5.92          $     5.72
                                          ==========          ==========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                           0.17                0.30
 ............................................................................
Net realized and unrealized gains or
 losses on securities                          (0.25)               0.20
                                          ----------          ----------
 ............................................................................
Total from investment operations               (0.08)               0.50
                                          ----------          ----------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                          (0.17)              (0.30)
 ............................................................................
Net realized gains                             (0.05)                  0
                                          ----------          ----------
 ............................................................................
Total distributions to shareholders            (0.22)              (0.30)
                                          ----------          ----------
 ............................................................................
Net asset value, end of period            $     5.62          $     5.92
                                          ==========          ==========
 ............................................................................
Total return                                   (1.34%)              8.99%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)     $1,294,116          $1,367,240
 ............................................................................
Ratios to average net assets
 Expenses*                                      0.49%+              0.51%+
 ............................................................................
 Net investment income                          5.86%+              6.09%+
 ............................................................................
Portfolio turnover rate                           26%                 37%
 ............................................................................

------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (b)
------------------------------------------------------------------------------
Net asset value, beginning of period      $     5.92          $     5.71
                                          ==========          ==========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                           0.16                0.19
 ............................................................................
Net realized and unrealized gains or
 losses on securities                          (0.25)               0.21
                                          ----------          ----------
 ............................................................................
Total from investment operations               (0.09)               0.40
                                          ----------          ----------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                          (0.16)              (0.19)
 ............................................................................
Net realized gains                             (0.05)                  0
                                          ----------          ----------
 ............................................................................
Total distributions to shareholders            (0.21)              (0.19)
                                          ----------          ----------
 ............................................................................
Net asset value, end of period            $     5.62          $     5.92
                                          ==========          ==========
 ............................................................................
Total return                                   (1.46%)              7.21%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)     $    9,748          $    7,528
 ............................................................................
Ratios to average net assets
 Expenses*                                      0.74%+              0.75%+
 ............................................................................
 Net investment income                          5.66%+              5.80%+
 ............................................................................
Portfolio turnover rate                           26%                 37%
 ............................................................................

(a) For the period from November 24, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from March 2, 1998 (commencement of class operations) to September 30, 1998.
+   Annualized.
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

28  SELECT FIXED INCOME FUNDS

                       [LOGO OF EVERGREEN APPEARS HERE]

--------------------------------------------------------------------------------

SELECT INTERMEDIATE TERM MUNICIPAL BOND FUND
INSTITUTIONAL SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (a)
------------------------------------------------------------------------------
Net asset value, beginning of period       $  67.11            $  64.84
                                           ========            ========
 .............................................................................
Income from investment operations
 .............................................................................
Net investment income                          1.49                2.57
 .............................................................................
Net realized and unrealized gains or
 losses on securities                         (1.32)               2.27
                                           --------            --------
 .............................................................................
Total from investment operations               0.17                4.84
                                           --------            --------
 .............................................................................
Distributions to shareholders from
 .............................................................................
Net investment income                         (1.49)              (2.57)
                                           --------            --------
 .............................................................................
Net realized gains                            (0.89)                  0
                                           --------            --------
 .............................................................................
Total distributions to shareholders           (2.38)              (2.57)
                                           --------            --------
 .............................................................................
Net asset value, end of period             $  64.90            $  67.11
                                           ========            ========
 .............................................................................
Total return                                   0.27%               7.61%
 .............................................................................
Ratios and supplemental data
 .............................................................................
Net assets, end of period (thousands)      $724,569            $746,874
 .............................................................................
Ratios to average net assets
 Expenses*                                     0.58%+              0.62%+
 .............................................................................
 Net investment income                         4.52%+              4.59%+
 .............................................................................
Portfolio turnover rate                          53%                 47%
 .............................................................................

------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (b)
------------------------------------------------------------------------------
Net asset value, beginning of period       $  67.11            $  65.91
                                           ========            ========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                          1.40                1.66
 ............................................................................
Net realized and unrealized gains or
 losses on securities                         (1.31)               1.20
                                           --------            --------
 ............................................................................
Total from investment operations               0.09                2.86
                                           --------            --------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                         (1.41)              (1.66)
 ............................................................................
Net realized gains                            (0.89)                  0
                                           --------            --------
 ............................................................................
Total distributions to shareholders           (2.30)              (1.66)
                                           --------            --------
 ............................................................................
Net asset value, end of period             $  64.90            $  67.11
                                           ========            ========
 ............................................................................
Total return                                   0.15%               4.41%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)      $  5,633            $  4,736
 ............................................................................
Ratios to average net assets
 Expenses*                                     0.83%+              0.89%+
 ............................................................................
 Net investment income                         4.29%+              4.35%+
 ............................................................................
Portfolio turnover rate                          53%                 47%
 ............................................................................

(a) For the period from November 24, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from March 2, 1998 (commencement of class operations) to September 30, 1998.
+   Annualized.
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

                          SELECT FIXED INCOME FUNDS 29

                       [LOGO OF EVERGREEN APPEARS HERE]

--------------------------------------------------------------------------------

SELECT INTERNATIONAL BOND FUND
INSTITUTIONAL SHARES

                                           Six Months  Ended  Period  Ended Year
                                            Ended  June  30,   March  31,   1999
                                            September                        30,
                                            ---------------------------------------------------
                                            (Unaudited)  # 1998 # (a)  1998  (b)
                                            1997  (b)  1996  (b)  1995  (b) 1994
                                            (b)(c)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $  9.52       $  9.32      $  9.54   $  9.70   $  9.62   $  9.06   $ 10.00
                                              =======       =======      =======   =======   =======   =======   =======
 .................................................................................................................................
 Income from investment operations
 .................................................................................................................................
 Net investment income                           0.22          0.11         0.47      0.49      0.47      0.62      0.25
 .................................................................................................................................
 Net realized and unrealized gains or losses
  on securities                                 (0.03)         0.22        (0.06)     0.09      0.30      0.24     (1.15)
                                              -------       -------      -------   -------   -------   -------   -------
 .................................................................................................................................
 Total from investment operations                0.19          0.33         0.41      0.58      0.77      0.86     (0.90)
                                              -------       -------      -------   -------   -------   -------   -------
 .................................................................................................................................
 Distributions to shareholders from
 .................................................................................................................................
 Net investment income                          (0.33)        (0.13)       (0.63)    (0.74)    (0.69)    (0.30)    (0.04)
                                              -------       -------      -------   -------   -------   -------   -------
 .................................................................................................................................
 Net asset value, end of period               $  9.38       $  9.52      $  9.32   $  9.54   $  9.70   $  9.62   $  9.06
                                              =======       =======      =======   =======   =======   =======   =======
 .................................................................................................................................
 Total return                                    1.98%         3.56%        4.42%     6.18%     8.00%     9.70%     9.00%
 .................................................................................................................................
 Ratios and supplemental data
 .................................................................................................................................
 Net assets, end of period (thousands)        $44,390       $46,607      $36,722   $34,590   $32,998   $26,898   $24,957
 .................................................................................................................................
 Ratios to average net assets
   Expenses*                                     0.67%+        0.76%+       0.81%     0.85%     0.71%     0.64%     0.73%+
 .................................................................................................................................
   Net investment income                         4.55%+        4.89%+       4.90%     5.14%     5.81%     6.84%     5.04%+
 .................................................................................................................................
 Portfolio turnover rate                           58%            3%          46%       90%       67%      133%      161%
 .................................................................................................................................

---------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES

                                           Six Months  Ended  Period  Ended Year
                                            Ended  June  30,   March  31,   1999
                                            September                        30,
                                            ---------------------------------------------------
                                            (Unaudited)  # 1998 # (a)  1998  (b)
                                            1997  (b)  1996  (b)  1995  (b) 1994
                                            (b)(c)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $  9.51       $  9.30      $  9.52   $  9.68   $  9.61   $  9.04   $ 10.00
                                              =======       =======      =======   =======   =======   =======   =======
 .................................................................................................................................
 Income from investment operations
 .................................................................................................................................
 Net investment income                           0.20          0.11         0.40      0.42      0.61      0.61      0.19
 .................................................................................................................................
 Net realized and unrealized gains or
  losses on securities                          (0.02)         0.23        (0.01)     0.14      0.12      0.24     (1.11)
                                              -------       -------      -------   -------   -------   -------   -------
 .................................................................................................................................
 Total from investment operations                0.18          0.34         0.39      0.56      0.73      0.85     (0.92)
                                              -------       -------      -------   -------   -------   -------   -------
 .................................................................................................................................
 Distributions to shareholders from
 .................................................................................................................................
 Net investment income                          (0.32)        (0.13)       (0.61)    (0.72)    (0.66)    (0.28)    (0.04)
                                              -------       -------      -------   -------   -------   -------   -------
 .................................................................................................................................
 Net asset value, end of period               $  9.37       $  9.51      $  9.30   $  9.52   $  9.68   $  9.61   $  9.04
                                              =======       =======      =======   =======   =======   =======   =======
 .................................................................................................................................
 Total return                                    1.84%         3.61%        4.16%     5.92%     7.74%     9.57%     9.22%
 .................................................................................................................................
 Ratios and supplemental data
 .................................................................................................................................
 Net assets, end of period (thousands)        $   130       $   129      $   198   $   182   $   152   $   170   $   167
 .................................................................................................................................
 Ratios to average net assets
   Expenses*                                     0.92%+        1.00%+       1.06%     1.10%     0.96%     0.89%     0.98%+
 .................................................................................................................................
   Net investment income                         4.29%+        4.65%+       4.65%     4.89%     5.56%     6.59%     1.37%+
 .................................................................................................................................
 Portfolio turnover rate                           58%            3%          46%       90%       67%      133%      161%
 .................................................................................................................................

(a) For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
(b) On August 28, 1998, CoreFund Global Bond Fund exchanged substantially all of its net assets for shares of Evergreen Select International Bond Fund. CoreFund Global Bond Fund is the accounting survivor and as such its basis of accounting for assets and liabilities and its operating results for the periods prior to August 28, 1998 have been carried forward in these financial highlights.
(c) For the period from December 15, 1993 (commencement of operations) to June 30, 1994.
# Net investment income is based on weighted average shares outstanding throughout the period.
+   Annualized.
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

30  SELECT FIXED INCOME FUNDS

                       [LOGO OF EVERGREEN APPEARS HERE]

--------------------------------------------------------------------------------

SELECT LIMITED DURATION FUND
INSTITUTIONAL SHARES

                                      Six Months Ended
                                       March 31, 1999        Period Ended
                                        (Unaudited)    September 30, 1998 # (a)
-------------------------------------------------------------------------------
Net asset value, beginning of period      $ 10.52              $ 10.42
                                          =======              =======
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                        0.30                 0.53
 ............................................................................
Net realized and unrealized gains or
 losses on securities                       (0.14)                0.10
                                          -------              -------
 ............................................................................
Total from investment operations             0.16                 0.63
                                          -------              -------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                       (0.30)               (0.53)
 ............................................................................
Net realized gains                          (0.02)                   0
                                          -------              -------
 ............................................................................
Total distributions to shareholders         (0.32)               (0.53)
                                          -------              -------
 ............................................................................
Net asset value, end of period            $ 10.36              $ 10.52
                                          =======              =======
 ............................................................................
Total return                                 1.54%                6.21%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)     $75,799              $70,810
 ............................................................................
Ratios to average net assets
 Expenses*                                   0.30%+               0.30%+
 ............................................................................
 Net investment income                       5.82%+               5.97%+
 ............................................................................
Portfolio turnover rate                        59%                  78%
 ............................................................................

-------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES

                                      Six Months Ended
                                       March 31, 1999        Period Ended
                                        (Unaudited)    September 30, 1998 # (b)
-------------------------------------------------------------------------------
Net asset value, beginning of period      $ 10.52              $ 10.41
                                          =======              =======
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                        0.29                 0.11
 ............................................................................
Net realized and unrealized gains or
 losses on securities                       (0.14)                0.11
                                          -------              -------
 ............................................................................
Total from investment operations             0.15                 0.22
                                          -------              -------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                       (0.29)               (0.11)
 ............................................................................
Net realized gains                          (0.02)                   0
                                          -------              -------
 ............................................................................
Total distributions to shareholders         (0.31)               (0.11)
                                          -------              -------
 ............................................................................
Net asset value, end of period            $ 10.36              $ 10.52
                                          =======              =======
 ............................................................................
Total return                                 1.42%                2.12%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of period (thousands)     $   693              $   614
 ............................................................................
Ratios to average net assets
 Expenses*                                   0.55%+               0.55%+
 ............................................................................
 Net investment income                       5.58%+               5.84%+
 ............................................................................
Portfolio turnover rate                        59%                  78%
 ............................................................................

(a) For the period from November 24, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from July 28, 1998 (commencement of class operations) to September 30, 1998.
#   Net investment  income is based on weighted  average  shares  throughout the period.
+   Annualized.
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

                          SELECT FIXED INCOME FUNDS 31

                       [LOGO OF EVERGREEN APPEARS HERE]

--------------------------------------------------------------------------------

SELECT TOTAL RETURN BOND FUND
INSTITUTIONAL SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (a)
------------------------------------------------------------------------------
Net asset value, beginning of period       $  99.71            $ 100.00
                                           ========            ========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                          3.17                3.08
 ............................................................................
Net realized and unrealized gains or
 losses on securiities                        (3.56)              (0.29)
                                           --------            --------
 ............................................................................
Total from investment operations              (0.39)               2.79
                                           --------            --------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                         (3.17)              (3.08)
                                           --------            --------
 ............................................................................
Net asset value, end of period             $  96.15            $  99.71
                                           ========            ========
 ............................................................................
Total return                                  (0.42%)              2.83%
 ............................................................................
Ratios/supplemental data
 ............................................................................
Net assets, end of period (thousands)      $137,583            $135,998
 ............................................................................
Ratios to average net assets
 ............................................................................
 Expenses*                                     0.48%+              0.41%+
 ............................................................................
 Net investment income                         6.49%+              6.88%+
 ............................................................................
Portfolio turnover rate                          79%                 80%
 ............................................................................

------------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES

                                       Six Months Ended
                                        March 31, 1999       Period Ended
                                         (Unaudited)    September 30, 1998 (b)
------------------------------------------------------------------------------
Net asset value, beginning of period       $  99.71            $  99.67
                                           ========            ========
 ............................................................................
Income from investment operations
 ............................................................................
Net investment income                          3.04                1.05
 ............................................................................
Net realized and unrealized gains or
 losses on securities                         (3.55)               0.04
                                           --------            --------
 ............................................................................
Total from investment operations              (0.51)               1.09
                                           --------            --------
 ............................................................................
Distributions to shareholders from
 ............................................................................
Net investment income                         (3.05)              (1.05)
                                           --------            --------
 ............................................................................
Net asset value, end of period             $  96.15            $  99.71
                                           ========            ========
 ............................................................................
Total return                                  (0.54%)              1.10%
 ............................................................................
Ratios/supplemental data
 ............................................................................
Net assets, end of period (thousands)      $  6,603            $     24
 ............................................................................
Ratios to average net assets
 ............................................................................
 Expenses*                                     0.74%+              0.66%+
 ............................................................................
 Net investment income                         6.31%+              6.51%+
 ............................................................................
Portfolio turnover rate                          79%                 80%
 ............................................................................

(a) For the period from April 20, 1998 (commencement of class operations to September 30, 1998.
(b) For the period from August 3, 1998 (commencement of class operations to September 30, 1998.
+   Annualized.
* The ratio of expenses to average net assets excludes fee credits but includes fee waivers.

32  SELECT FIXED INCOME FUNDS

SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

OTHER FUND PRACTICES

The Funds may invest in a variety of derivative instruments. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

The Funds may invest in futures and options, which are forms of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

--------------------------------------------------------------------------------
Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.
--------------------------------------------------------------------------------


                                                  SELECT FIXED INCOME FUNDS   33

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


34 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


                                                 SELECT FIXED INCOME FUNDS    35

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                             Evergreen Select Funds


Select Money Market
Select Money Market Fund
Select Treasury Money Market Fund
Select Municipal Money Market Fund
Select 100% Treasury Money Market Fund
Select U.S. Government Money Market Fund

Select Fixed Income
Select Adjustable Rate Fund
Select Core Bond Fund
Select Fixed Income Fund
Select Income Plus Fund
Select Intermediate Term Municipal Bond Fund
Select International Bond Fund
Select Limited Duration Fund
Select Total Return Fund

Select Equity Trust
Select Strategic Value Fund
Select Large Cap Blend Fund
Select Strategic Growth Fund
Select Social Principles Fund
Select Equity Income Fund
Select Small Company Value Fund
Select Core Equity Fund
Select Small Cap Growth Fund
Select Balanced Fund
Select Diversified Value Fund
Select Special Equity Fund
Select Equity Index Fund

Express Line
(Institutional Service shares only)
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com


36 SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                             Quick Reference Guide
--------------------------------------------------------------------------------

1 Evergreen Express Line
  (Institutional Service shares only)
     Call 1-800-346-3858
     24 hours a day to
     . check your account
     . order a statement
     . get a Fund's current price, yield and total return
     . buy, redeem or exchange Fund shares

2  Investor Services
     Call 1-800-343-2898
     Each business day, 8 a.m. to 6 p.m.
     Eastern time to
     . buy, redeem or exchange shares
     . order applications
     . get assistance with your account

3  Information Line for Hearing and Speech
   Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m.
     Eastern time

4  Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     . to buy, redeem or exchange shares
     . to change the registration on your account
     . for general correspondence

5  For express, registered, or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

6  Contact us on-line:
     www.evergreen-funds.com

7  Regular communications you will receive:
     Account Statements -- You will receive quarterly statements for each Fund you own.

     Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

     Annual and Semiannual reports -- You will receive a detailed financial report on your Fund(s) twice a year.

     Tax Forms -- Each January you will receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

--------------------------------------------------------------------------------
For More Information About the
Evergreen Select Fixed Income Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1.800.SEC.0330.

                          Evergreen Distributor, Inc.
                               90 Park Avenue
                            New York, New York 10016


                                                           SEC Fil No.811-08367
48842                                                      541908  RV1

                      EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

  EVERGREEN SELECT FIXED INCOME TRUST

  200 Berkeley Street
  Boston, Massachusetts 02116
  (800) 633-2700

 STATEMENT OF ADDITIONAL INFORMATION


 February 1, 1999, as amended June 18, 1999

Evergreen Select Adjustable Rate Fund ("Adjustable Rate Fund")
Evergreen Select Core Bond Fund ("Core Bond Fund")
Evergreen Select Fixed Income Fund ("Fixed Income Fund")
Evergreen Select Income Plus Fund ("Income Plus Fund")
Evergreen Select Intermediate Term Municipal Bond Fund("Intermediate Term Fund") Evergreen Select International Bond Fund ("International Bond Fund")
Evergreen Select Limited Duration Fund ("Limited Duration Fund")
Evergreen Select Total Return Bond Fund ("Total Return Bond Fund")

                                      (Each a "Fund"; together, the "Funds")


    Each Fund is a series of Evergreen Select Fixed Income Trust
(the "Trust").


         This statement of additional information ("SAI") pertains to both classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated February 1, 1999, as amended June 18, 1999. The Funds are offered through a prospectus offering Institutional and Institutional Service shares of each Fund. You may obtain the prospectus without charge by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Semi-annual Report dated March 31, 1999 or the Annual Report dated September 30, 1998. You may obtain either document without charge by calling (800) 343-2898.

                                                 TABLE OF CONTENTS


PART 1

TRUST HISTORY.........................................
INVESTMENT POLICIES...................................
OTHER SECURITIES AND PRACTICES........................
PRINCIPAL HOLDERS OF FUND SHARES......................
EXPENSES..............................................
PERFORMANCE...........................................
SERVICE PROVIDERS.....................................
FINANCIAL STATEMENTS..................................

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...
PURCHASE, REDEMPTION AND PRICING OF SHARES......................
SALES CHARGE WAIVERS AND REDUCTIONS.............................
PERFORMANCE CALCULATIONS........................................
PRINCIPAL UNDERWRITER...........................................
DISTRIBUTION EXPENSES UNDER RULE 12b-1
TAX INFORMATION.................................................
BROKERAGE.......................................................
ORGANIZATION....................................................
INVESTMENT ADVISORY AGREEMENT...................................
MANAGEMENT OF THE TRUST.........................................
CORPORATE AND MUNICIPAL BOND RATINGS............................
ADDITIONAL INFORMATION..........................................

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Select Fixed Income Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

                           FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.


         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

9.       Investment in Federally Tax Exempt Securities

         Intermediate Term Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," tax free" or "municipal" in their names.
                                          OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under Additional Information on Securities and Investment Practices in Part 2 of this
SAI:

U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Options (excluding Core Bond Fund)
Futures Transactions (excluding Core Bond Fund)
Foreign Securities (excluding Adjustable Rate Fund, Core Bond Fund, Intermediate Term Fund, and Limited Duration Fund) Foreign Currency (excluding Adjustable Rate Fund, Core Bond Fund, Intermediate Term Fund, and Limited Duration Fund) High Yield High Risk Bonds (excluding Adjustable Rate Fund, Core Bond Fund, International Bond Fund, and Limited Duration Fund) Illiquid and Restricted Securities Investment in Other Investment Companies Municipal Bonds (Intermediate Term Fund only) Virgin Islands, Guam and Puerto Rico (Intermediate Term Fund only) Master Demand Notes Obligations of Foreign Branches of U.S. Banks Obligations of U.S. Branches of Foreign Banks Payment-In-Kind Securities
(PIKs) Zero Coupon Bonds Mortgage-Backed and Asset-Backed Securities Variable or Floating Rate Instruments


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of May 31, 1999 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of May 31, 1999.

                    ------------------------------------------------------

                    Adjustable Rate Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    AMPEX Retirement Master Trust             92.91%
                    P.O. Box 1992
                    Boston, MA 02105-1992
                    ----------------------------------------- ------------

                    ----------------------------------------- ------------

                    First Union National Bank/EB/INT          5.84%
                    Reinvest Account
                    Attn Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Adjustable Rate Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    Union Pacific RR-UTU Crew Consist         18.94%
                    GO569 - Pool 090 1999 Michael Errico, Manager - Payroll Account 1416 Dodge Street, MC 7080 Omaha, NE 68179-0001
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    MLPF & S for the Sole Benefit of          10.60%
                    Its Customers
                    Attn  Fund Administration #97P31
                    4800 Deer Lake Drive E. 2nd Floor
                    Jacksonville, FL 32246-6484
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Union Pacific RR-UTU Crew Consist         10.40%
                    GO577 - Pool 088 1999 Michael Errico, Manager - Payroll Account 1416 Dodge Street, MC 7080 Omaha, NE 68179-0001
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    UPRR   (Eastern District)   UTU           9.65%
                    Fund  101   1999
                    Michael Errico, Manager - Payroll
                    Account
                    1416 Dodge Street, MC 7080
                    Omaha, NE 68179-0001
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Skyline Telephone Membership Corp.        8.11%
                    Attn  Hobart G. Davis
                    P.O. Box 759
                    West Jefferson, NC 28694
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Star Telephone Membership Corp.           7.14%
                    Milton R. Tew, Exec
                    P.O. Box 348
                    3900 N. US 421 Highway
                    Clinton, NC 28329-0348
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    UPRR  (Western Region) OUR&D and UTU      6.37%
                    Fund 505  1999
                    Michael Errico, Manager - Payroll
                    Account
                    1416 Dodge Street, MC 7080
                    Omaha, NE 68179-0001
                    ----------------------------------------- ------------

                    ------------------------------------------------------

                    Core Bond Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 84.48%
                    BK/EB/INT
                    Cash Account
                    Attn: Trust Operations Fund Group
                    401 S Tryon Street 3rd Floor
                    CMG 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 15.41%
                    Trust Accounts
                    Attn:  Ginny Batten
                    11th Floor - CMG 1151
                    301 S. Tryon Street
                    Charlotte, NC 28208-1910
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Core Bond Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 43.98%
                    Trust Accounts
                    Attn Ginny Batten CMG-1151-2
                    401 S. Tryon Street 3rd Floor
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 20.22%
                    Trust Accounts
                    Attn  Ginny Batten
                    CMG - 1151 11th Floor
                    301 S. Tryon Street
                    Charlotte, NC 28202-1910
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Wilmington Trust Co.                      18.19%
                    FBO Roman Catholic Alumni Association
                    Attn  Mutual Funds
                    1100 N. Market Street
                    Wilmington, DE 19890
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Raymond James & Assoc. Inc. CSDN          9.66%
                    Charles A. Yost IRA
                    P.O. Box 138
                    17164 Green Turtle Lane West
                    Sugarloaf Shores, FL 33044
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Fixed Income Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank BK/EB/INT       79.18%
                    Cash Account
                    Attn Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor  CMG 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------

                    ----------------------------------------- ------------

                    First Union National Bank BK/EB/INT       19.96%
                    Reinvest Account
                    Attn Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor  CMG -
                    1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Fixed Income Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    FUBS & Co.                                5.30%
                    FBO Marvin Reingold IRA
                    201 S. College Street
                    Charlotte, NC 28288
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Income Plus Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank BK/EB/INT       90.50%
                    Cash Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street,3rd Floor
                    CMG 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 9.22%
                    BK/EB/INT
                    Reinvest Account
                    Attn Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Income Plus Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    BT Alex Brown Incorporated                5.57%
                    FBO  229-09384-10
                    P.O. Box 1346
                    Baltimore, MD 21203
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Intermediate Term Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank BK/EB/INT       99.56%
                    Cash Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911




                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Intermediate Term Fund  Institutional Service Shares

                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    FUBS & Co.                                8.58%
                    Harry F. West
                    201 S. College Street
                    Charlotte, NC 28288-1167
                    ----------------------------------------- ------------

                    ----------------------------------------- ------------

                    Susanne P. Glass                          5.34%
                    3264 Primera Place
                    Los Angeles, CA 90068
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    FUBS & Co.                                5.30%
                    Theodore Halus Children's Trust
                    201 S. College Street
                    Charlotte, NC 28288-1167
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Merrill Lynch                             5.05%
                    FBO Francis B. Lentz Trust
                    300 Davison Avenue, 2nd Fl, West
                    Sommerset, NJ 08873
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    International Bond Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 83.47%
                    BK/EB/INT
                    Reinvest Account
                    Attn  Trust Operations Fund Group
                    401 S Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Post & Co.                                11.35%
                    350302
                    The Bank of New York
                    Mutual Fund/Reorg Dept
                    P.O. Box 1066
                    Wall Street Station
                    New York, NY 10258
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 5.16%
                    BK/EB/INT
                    Cash Account
                    Attn  Trust Operations Fund Group
                    401 S Tryon Street, 3rd Floor
                    CMG- -1151
                    Charlotte, NC 28202-1911







                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    International Bond Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 28.03%
                    BK/EB/INT
                    Cash Account
                    Attn Trust Operations Fund Group
                    401 S Tryon Street, 3rd Floor
                    CMG- -1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    State Street Bank and Trust Co.           25.49%
                    Allen Luke
                    17 Bennett Court
                    East Brunswick, NJ 08816-3686
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 18.12%
                    BK/EB/INT
                    Reinvest Account
                    Attn Trust Operations Fund Group
                    401 S Tryon Street, 3rd Floor
                    CMG- -1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Dean Witter Reynolds Inc.                 6.13%
                    Attn  IRA Receive Dept.
                    FBO Lois R. Bransfield
                    P.O. Box 290
                    Church Street Station
                    New York, NY 10008
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Limited Duration Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 56.23%
                    BK/EB/INT
                    Reinvest Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 43.69%
                    BK/EB/INT
                    Cash Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Limited Duration Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    State Street Bank & Trust Co.             44.73%
                    Cust. for the Rollover IRA of Frank L.
                    Caiola
                    321 Evergreen Drive
                    North Wales, PA 19545-2701

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank/EB/INT          22.43%
                    Reinvest Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    FUBS & Co.                                11.97%
                    John M. Ennis IRA
                    201 S. College Street
                    Charlotte, NC 28288-1167
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    FUBS & Co.                                9.66%
                    FBO Dolores Boulware IRA
                    201 S. College Street - 5th Floor
                    Charlotte, NC 28288
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Brokerage Services            5.62%
                    Milton G. Hyde IRA
                    1695 Grandview Road
                    Pasadena, MD 21122
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Total Return Bond Fund
                    Institutional Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 79.29%
                    BK/EB/INT
                    Reinvest Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union National Bank                 20.70%
                    BK/EB/INT
                    Cash Account
                    Attn  Trust Operations Fund Group
                    401 S. Tryon Street, 3rd Floor
                    CMG - 1151
                    Charlotte, NC 28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Total Return Bond Fund
                    Institutional Service Shares
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union National Bank                 98.44%
                    Trust Accounts
                    Attn  Ginny Batten
                    301 S. Tryon Street, 11th Floor
                    CMG - 1151
                    Charlotte, NC 28202-1910
                    ----------------------------------------- ------------


                                                     EXPENSES

Advisory Fees

         Each Fund has its own investment advisor. (For more information, see Investment Advisory Agreements in Part 2 of this SAI.)

         Tattersall Advisory Group ("TAG") is the investment advisor to Core Bond Fund. TAG is entitled to receive from Core Bond Fund an annual fee equal to 0.40% of the Fund's average net assets.

         Evergreen Investment Management ("EIM"), also known as the First Capital Group, a division of First Union National Bank, is the investment advisor to Limited Duration Fund, Fixed Income Fund, Income Plus Fund, Total Return Bond Fund and Intermediate Term Fund. EIM is entitled to receive from each of these Funds an annual fee based on a percentage of the Fund's average net assets, as follows:

                  --------------------------------- ==================
                  Limited Duration Fund                   0.30%
                  --------------------------------- ==================
                  --------------------------------- ==================
                  Fixed Income Fund                       0.50%
                  --------------------------------- ==================
                  --------------------------------- ==================
                  Income Plus Fund                        0.50%
                  --------------------------------- ==================
                  --------------------------------- ==================
                  Total Return Bond Fund                  0.40%
                  --------------------------------- ==================
                  --------------------------------- ==================
                  Intermediate Term Fund                  0.60%

                  --------------------------------- ==================

         EIM has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10%.

         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Adjustable Rate Fund. EIMC is entitled to receive from Adjustable Rate Fund an annual fee equal to 0.30% of the average net assets of the Fund.

         First International Advisers, Ltd. ("FIA"), formerly Analytic TSA International, Inc., is the investment advisor to International Bond Fund. FIA is entitled to receive from International Bond Fund an annual fee equal to 0.60% of the Fund's average net assets.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the fiscal period ended September 30, 1998 and when applicable for fiscal periods ended in 1997 and 1996.


  ------------------------------------- ---------------------- =================
  Fiscal Period/Fund                    Advisory Fee           Waiver
  ------------------------------------- ---------------------- =================
  ==============================================================================
  Period Ended 1998
  ==============================================================================
  ------------------------------------- ---------------------- =================
  Adjustable Rate Fund (1)              $61,312                $0
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Adjustable Rate Fund (2)              $137,489               $0
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Core Bond Fund(3)                     $1,862,392             $526,182
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Fixed Income Fund(3)                  $2,219,526             $504,930
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Income Plus Fund (3)                  $5,151,727             $1,033,751
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Intermediate Term Fund (3)            $3,831,537             $639,284
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  International Bond Fund (4)           $60,189                $45,948
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  International Bond Fund(5)            $221,000               $36,000
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Limited Duration Fund(3)              $154,868               $152,769
  ------------------------------------- ---------------------- =================
  ------------------------------------- ---------------------- =================
  Total Return Bond Fund(6)             $209,962               $135,770
  ------------------------------------- ---------------------- =================

     1. Seven months ended September 30, 1998. The Fund changed its fiscal year end from the last day of February to September 30, effective September 30, 1998.
2.       Fiscal year ended February 28, 1998.
3.       Period from November 24, 1997 to September 30, 1998.
     4. Three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
     5. Fiscal year ended June 30, 1998.
     6. The Fund commenced investment operations on April 20, 1998.


  ----------------------------------- ------------------ ===================
  Fiscal Period/Fund                  Advisory Fee       Waiver
  ----------------------------------- ------------------ ===================
  ==========================================================================
  Period Ended 1997
  ==========================================================================
  ----------------------------------- ------------------ ===================
  Adjustable Rate Fund (1)            $101,412           $0
  ----------------------------------- ------------------ ===================
  ----------------------------------- ------------------ ===================
  International Bond Fund (2)         $207,000           $32,160
  ----------------------------------- ------------------ ===================
  ==========================================================================
  Period Ended 1996
  ==========================================================================
  ----------------------------------- ------------------ ===================
  Adjustable Rate Fund (3)            $121,105           $0
  ----------------------------------- ------------------ ===================
  ----------------------------------- ------------------ ===================
  International Bond Fund (2)         $145,856           $45,157
  ----------------------------------- ------------------ ===================

1. Five months ended February 28, 1997. The Fund changed its fiscal year end fro m September 30 to the last day of February, effective February 28, 1997.
2. Predecessor fund information for the periods ended June 30, 1997 and 1996. 3. Year ended September 30, 1996.

12b-1 Fees

         Below are the 12b-1 service fees paid by the Institutional Service shares of each Fund for the fiscal period ended September 30, 1998. The Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

--------------------------------- ===========================
                                  Institutional Service
Fund/Period                       Shares
                                  Service Fees
--------------------------------- ===========================
=============================================================
Period Ended 1998
=============================================================
--------------------------------- ===========================
Adjustable Rate Fund              $14,710
--------------------------------- ===========================
--------------------------------- ===========================
Core Bond Fund                    $285
--------------------------------- ===========================
--------------------------------- ===========================
Fixed Income Fund                 $8,535
--------------------------------- ===========================
--------------------------------- ===========================
Income Plus Fund                  $6,981
--------------------------------- ===========================
--------------------------------- ===========================
Intermediate Term Fund            $3,458
--------------------------------- ===========================
--------------------------------- ===========================
International Bond Fund           $92
--------------------------------- ===========================
--------------------------------- ===========================
Limited Duration Fund             $268
--------------------------------- ===========================
--------------------------------- ===========================
Total Return Bond Fund            $13
--------------------------------- ===========================

         The Institutional Service shares of Adjustable Rate Fund paid $17,676 in 12b-1 service fees for the period ended February 28, 1998.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the fiscal period ended September 30, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see Management of the Trust in Part 2 of this SAI.


         ------------------------------- ------------------------------ =============================
                                                                          Total Compensation from
                                                                        Trust and Fund Complex Paid
                                          Aggregate Compensation from           to Trustees*
                    Trustee                          Trust
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Laurence B. Ashkin                         $3,996                        $73,450
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Charles A. Austin, III                     $3,996                        $65,450
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         K. Dun Gifford                             $3,865                        $63,575
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         James S. Howell                            $5,093                        $99,425
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Leroy Keith Jr.                            $3,865                        $63,575
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Gerald M. McDonnell                        $3,996                        $79,200
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Thomas L. McVerry                          $4,571                        $88,275
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         William Walt Pettit                        $3,498                        $72,325
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         David M. Richardson                        $3,822                        $62,950
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Russell A. Salton, III                     $4,021                        $81,625
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Michael S. Scofield                        $4,047                        $81,924
         ------------------------------- ------------------------------ =============================
         ------------------------------- ------------------------------ =============================

         Richard J. Shima                           $3,865                        $70,150
         ------------------------------- ------------------------------ =============================


                  * Certain Trustees have elected to defer all or part of their total compensation for the fiscal period ended September 30, 1998. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $8,512
                  McVerry           $88,275
                  Howell            $76,119
                  Salton            $81,625
                  Pettit            $72,325
                  McDonnell         $79,200
                  Scofield          $11,740

                                                    PERFORMANCE
Total Return
         Below are the  annual  total  returns  for each  class of shares of the
Funds as of March 31, 1999. The returns for Total Return Bond Fund are cumulative. For more information, see "Total Return" under Performance Calculations in Part 2 of this SAI.

--------------------------- ----------------- ------------------ -------------------- --------------------
                                                                 Ten Years or Since   Class
Fund/Class                  One Year          Five Years         Inception            Inception Date
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Adjustable Rate Fund(1)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                4.98%            5.90%              5.54%                10/1/1991
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        4.61%            5.58%              5.38%                5/23/1994
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Core Bond Fund (2)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                6.53%            7.93%              7.87%                12/13/1990
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        6.37%            7.88%              7.82%                10/2/1997
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Fixed Income Fund (3)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                6.00%            6.34%              7.77%                3/31/1977
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        5.74%            6.06%              7.50%                3/9/1998
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Income Plus Fund (4)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                5.39%            6.95%              8.16%                8/31/1988
---------------------------                   ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        5.14%            6.67%              7.89%                3/2/1998
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Intermediate Term Fund (5)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                4.83%             5.94%             6.66%                1/31/1984
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        4.58%            5.69%              6.40%                3/2/1998
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
International Bond Fund (6)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                6.13%            5.96%              4.52%                12/15/1993
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        5.85%            5.71%              4.27%                12/15/1993
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Limited Duration Fund (7)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional                5.84%            N/A                5.99%                4/30/1994
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service        5.64%            N/A                5.75%                7/28/1998
--------------------------- ----------------- ------------------ -------------------- --------------------
----------------------------------------------------------------------------------------------------------
Total Return Bond Fund (8)
----------------------------------------------------------------------------------------------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional               N/A               N/A                 2.56%               4/20/1998
--------------------------- ----------------- ------------------ -------------------- --------------------
--------------------------- ----------------- ------------------ -------------------- --------------------
Institutional Service       N/A               N/A                 2.39%               8/03/1998
--------------------------- ----------------- ------------------ -------------------- --------------------

         (1) The Adjustable Rate Fund historical performance shown for Institutional Service shares prior to their inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

         (2) The Core Bond Fund historical performance shown for Institutional shares is based on the performance of the Institutional shares of the Fund's predecessor fund, Tattersall Bond Fund. Historical performance shown for Institutional Service Shares is based on (1) the performance of the Institutional Service shares of the Fund's predecessor fund, Tattersall Bond Fund, since 10/2/1997 and (2) the Institutional shares of Tattersall Bond Fund from 12/13/1990 to 10/2/1997 which have not been adjusted to reflect the .25% 12b-1 fee paid by Institutional Service shares. Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.



         (3) The Fixed Income Fund historical performance shown for Institutional Service shares from 11/24/1997 to their inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional shares and Institutional service shares are based on the Fund's predecessor common trust fund's (CTF's) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional shares - 5 year = 6.42%, 10 year = 7.87% and since 3/31/1977 = 8.39%; Institutional Service shares
         - 5 year = 6.14%, 10 year = 7.60% and since 3/31/1977 = 8.12%.

         (4) The Income Plus Fund historical performance shown for Institutional Service shares from 11/24/1997 to their inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional shares and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF's) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional shares - 5 year = 7.03%, 10 year = 8.26% and since 8/31/1988 = 8.02%; Institutional Service shares
         - 5 year = 6.75%, 10 year = 7.98% and since 8/31/1988 = 7.75%.

         (5) The Intermediate Term Fund historical performance shown for Institutional Service shares from 11/24/1997 to their inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional shares and Institutional service shares are based on the Fund's predecessor common trust fund's (CTF's) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional shares - 5 year = 6.02%, 10 year = 6.75% and since 1/31/1984 = 7.28%; Institutional Service shares
         - 5 year = 5.77%, 10 year = 6.49% and since 1/31/1984 = 7.02%.

         (6) The International Bond Fund historical performance shown for Institutional shares is based on the performance of the Class Y Shares of the Fund's predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Institutional Service shares is based on the performance of the Class A Shares of the Fund's predecessor fund, CoreFund Global Bond Fund, and reflects the same 0.25% 12b-1fee applicable to Institutional Service shares.

         (7) The Limited Duration Fund historical performance shown for Institutional Service shares from 11/24/1997 to their inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF's) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional shares - since 4/30/1994 = 6.20%; Institutional Service shares since 4/30/1994 = 5.96%.

         (8) The Total Return Bond Fund historical performance shown for Institutional Service shares prior to their inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.


Current Yield

         Below are the current yields for each class of shares of the Funds as of September 30, 1998. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.

----------------------------- --------------------- ============================
Fund                          Institutional         Institutional Service
----------------------------- --------------------- ============================
----------------------------- --------------------- ============================
Adjustable Rate Fund                 6.29%                      6.05%
----------------------------- --------------------- ============================
----------------------------- --------------------- ============================
Core Bond Fund                       5.60%                      5.45%
----------------------------- --------------------- ============================
----------------------------- --------------------- ============================
Fixed Income Fund                    5.74%                      5.49%
----------------------------- --------------------- ============================
----------------------------- --------------------- ============================
Income Plus Fund                     5.77%                      5.52%
----------------------------- --------------------- ============================
----------------------------- --------------------- ============================
Intermediate Term Fund
                                     4.58%                      4.32%
----------------------------- --------------------- ============================
----------------------------- --------------------- ============================
International Bond Fund              3.55%                      3.30%
----------------------------- --------------------- ============================
Limited Duration Fund                5.70%                      5.45%
----------------------------- --------------------- ============================
Total Return Bond Fund               6.06%                      5.80%
----------------------------- --------------------- ============================


         Below are the tax equivalent yields for each class of shares of the Intermediate Term Fund for the seven-day period ended March 31, 1999. The maximum federal tax rate of 39.6% is assumed. For more information, see "Tax Equivalent Yield" under Performance Calculations in Part 2 of this SAI.

           ===========================================================================
                                30 day SEC Tax Equivalent Yield
           ===========================================================================
           ----------------------------- -------------------- ========================
                                            Institutional      Institutional Service
           ----------------------------- -------------------- ========================
           ----------------------------- -------------------- ========================
           Intermediate Term                    7.58%                  7.15%
           Fund
           ----------------------------- -------------------- ========================






                                                 SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each of the Funds other than Adjustable Rate Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as advisor. The fee paid to EIS is calculated in accordance with the following schedule:

                               ---------------------- =================

                               Assets                       Fee
                               ---------------------- =================
                               ---------------------- =================
                                 First $7 billion          0.050%
                               ---------------------- =================
                               ---------------------- =================
                                  Next $3 billion          0.035%
                               ---------------------- =================
                               ---------------------- =================
                                  Next $5 billion          0.030%
                               ---------------------- =================
                               ---------------------- =================
                                 Next $10 billion          0.020%
                               ---------------------- =================
                               ---------------------- =================
                                  Next $5 billion          0.015%
                               ---------------------- =================
                               ---------------------- =================
                                 Over $30 billion          0.010%
                               ---------------------- =================

         EIS also provides facilities, equipment and personnel to Adjustable Rate Fund on behalf of the investment advisor. Adjustable Rate Fund reimburses EIS for the cost of providing such services.


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. Each Fund pays ESC annual fees as follows:

                 ----------------------------- -------------------- ===================
                                                 Annual Fee Per       Annual Fee Per
                 Fund Type                        Open Account*      Closed Account**
                 ----------------------------- -------------------- ===================
                 ----------------------------- -------------------- ===================
                 Monthly Dividend Funds              $25.50               $9.00
                 ----------------------------- -------------------- ===================
                 ----------------------------- -------------------- ===================
                 Quarterly Dividend Funds            $24.50               $9.00
                 ----------------------------- -------------------- ===================
                 ----------------------------- -------------------- ===================
                 Semiannual Dividend Funds           $23.50               $9.00
                 ----------------------------- -------------------- ===================
                 ----------------------------- -------------------- ===================
                 Annual Dividend Funds               $23.50               $9.00
                 ----------------------------- -------------------- ===================
                 ----------------------------- -------------------- ===================
                 Money Market Funds                  $25.50               $9.00
                 ----------------------------- -------------------- ===================
                  *For shareholder accounts only.  Each Fund pays ESC cost plus 15% for broker accounts
                  ** Closed account are maintained on the system in order to facilitate historical and tax information.

Distributor

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and otherfinancial representatives. Its address is 90 Park Avenue, New York, NY 10016.

Independent Accountants

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 audits the financial statements of each Fund other than Adjustable Rate.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Adjustable Rate.

Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue,N.W., Washington, D.C. 20036.

                                                                  2-1

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")
                                     PART 2
                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.



Securities Issued by the Government National Mortgage Association ("GNMA")

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower it value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.


Master Demand Notes

The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady  Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S.
     dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate -of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Limited Partnerships

         Each Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                                    PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                              CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase. ........................5.00%
         Second 12-month period following the month of purchase..........4.00%
         Third 12-month period following the month of purchase...........3.00%
         Fourth 12-month period following the month of purchase .........3.00%
         Fifth 12-month period following the month of purchase...........2.00%
         Sixth 12-month period following the month of purchase...........1.00%
         Thereafter......................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, MIC, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CHARITABLE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The  following   information  is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

1. an increase in the share value above the net cost of such shares;

2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

3. shares that are in the accounts of a shareholder who has died or become disabled;

4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security
Act of 1974 ("ERISA");

5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

8. a withdrawal consisting of loan proceeds to a retirement plan participant;

9. a financial hardship withdrawal made by a retirement plan participant;

10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                              PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

           If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [OBJECT OMITTED]  [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

           If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

           The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                                                PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                           DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

     *Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

     *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

     (1) to compensate broker-dealers or other persons for distributing Fund shares;

     (2)      to  compensate  broker-dealers,  depository  institutions  and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3) to otherwise promote the sale of Fund shares.

         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                                   TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1. ability to provide the best net financial result to the Fund;
2. efficiency in handling trades;
3. ability to trade large blocks of securities;
4. readiness to handle difficult trades;
5. financial strength and stability; and
6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                   ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                        INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Masters ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Masters, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Masters only)

         Masters' investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are, EAMC MFS Institutional Advisors, Inc. ("MFS"),
OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

         The Trust and FUNB have received an order from, the SEC that will permit the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                          MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex..

Name                      Position with Trust  Principal Occupations for Last
                                                         Five Years

Laurence B. Ashkin        Trustee              Real estate developer and
(DOB: 2/2/28)                                  construction consultant; and
                                               President  of  Centrum Equities
                                               and Centrum Properties, Inc.

Charles A. Austin III     Trustee              Investment Counselor to Appleton
(DOB: 10/23/34)                                Partners, Inc.; former Director,
                                               Executive Vice President and
                                               Treasurer, State Street Research
                                               & Management Company (investment
                                               advice); Director, The Andover
                                               Companies (Insurance); and
                                               Trustee, Arthritis Foundation of
                                               New England.

K. Dun Gifford            Trustee              Trustee, Treasurer and Chairman
                                               of the Finance Committee, Cam-
                                               bridge College; Chairman Emeritus
                                               and Director, American Institute
                                               of Food and Wine;  Chairman and
                                               President, Oldways Preservation
                                               and Exchange Trust (education);
                                               former Chairman of the Board,
                                               Director, and Executive Vice
                                               President, The London Harness
                                               Company; former Managing Partner,
                                               Roscommon Capital Corp.; former
                                               Chief Executive Officer, Gifford
                                               Gifts of Fine Foods; former
                                               Chairan, Gifford, Drescher &
                                               Associates (environmental
                                               consulting).

James S. Howell           Chairman of The      Former Chairman of the
(DOB: 8/13/24)            Board of Trustees    Distribution Foundation for the
                                               Carolinas; and former Vice
                                               President of Lance Inc. (food
                                               manufacturing).

Leroy Keith, Jr.          Trustee              Chairman of the Board and Chief
(DOB: 2/14/39)                                 Executive Officer, Carson
                                               Products Company; Director of
                                               Phoenix Total Return Fund and
                                               Equifax, Inc.; Trustee of Phoenix
                                               Series Fund, Phoenix Multi-
                                               Portfolio Fund, and The Phoenix
                                               Big Edge Series Fund; and former
                                               President, Morehouse College.

Gerald M. McDonnell       Trustee              Sales Representative with Nucor-
(DOB: 7/14/39)                                 Yamoto, Inc. (steel producer).

Thomas L. McVerry         Trustee              Former Vice President and
(DOB: 8/2/39)                                  Director of Rexham Corporation
                                               (manufacturing); and former
                                               Director of Carolina Cooperative
                                               Federal Credit Union.


William Walt Pettit       Trustee              Partner in the law firm of
(DOB: 8/26/55)                                 William Walt Pettit, P.A.

David M. Richardson       Trustee              Vice Chair and former Executive
(DOB: 9/14/41)                                 Vice President, DHR International
                                               Inc. (executive recruitment);
                                               former Senior Vice President,
                                               Boyden International Inc.
                                               (executive recruitment); and
                                               Director, Commerce and Industry
                                               Association of New Jersey, 411
                                               International, Inc., and J&M
                                               Cumming Paper Co.

Russell A. Salton, III MD Trustee              Medical Director, U.S. Health
(DOB: 6/2/47)                                  Care/Aetna Health Services;
                                               former Managed Health Care
                                               Consultant; and former President,
                                               Primary Physician Care.

Michael S. Scofield       Vice Chairman        Attorney, Law Offices of Michael
(DOB: 2/20/43)            of the Board of      S. Scofield.
                          Trustees

Richard J. Shima          Trustee              Former Chairman, Environmental
(DOB: 8/11/39                                  Warranty, Inc. (insurance
                                               agency); Executive Consultant,
                                               Drake Beam Morin, Inc. (executive
                                               outplacement); Director of
                                               Connecticut Natural Gas Corpora-
                                               tion, Hartford Hospital, Old
                                               State House Association,
                                               Middlesex Mutual Assurance
                                               Company, and Enhance Financial
                                               Services, Inc.; Chairman, Board
                                               of Trustees, Hartford Graduate
                                               Center; Trustee, Greater Hartford
                                               YMCA; former Director, Vice
                                               Chairman and Chief Investment
                                               Officer, The Travelers Corpora-
                                               tion; former Trustee, Kingswood-
                                               Oxford School; and former
                                               Managing Director and Consultant,
                                               Russell Miller, Inc.

William J. Tomko*         President and        Executive Vice President/
(DOB: 8/30/58)            Treasurer            Operations, BISYS Fund Services.

Nimish S. Bhatt*          Vice President       Vice President, Tax, BISYS Fund
(DOB: 6/6/63)             and Assistant        Services; former Assistant Vice
                          Treasurer            President, EAMC/First Union Bank;
                                               former Senior Tax Consulting/
                                               Acting Manager, Ivestment
                                               Companies Group,
                                               PricewaterhouseCoopers LLP, New
                                               York.

Bryan Haft*               Vice President       Team Leader, Fund Administration,
(DOB: 1/23/65)                                 BISYS Fund Services.

Michael H. Koonce         Secretary            Senior Vice President and
(DOB: 4/20/60)                                 Assistant General Counsel, First
                                               Union Corporation; former Senior
                                               Vice President and General
                                               Counsel, Colonial Management
                                               Associates, Inc.
*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                              COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- ========================

     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     Aaa               AAA              AAA             Excellent Quality
                                                        (lowest risk)
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     Aa                AA               AA              Almost Excellent
                                                       Quality (very low risk)
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     Baa               BBB              BBB             Satisfactory Quality
                                                        (some risk)
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     Ba                BB               BB              Questionable Quality
                                                       (definite risk)
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- ========================
     ----------------- ---------------- --------------- ========================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- ========================


                              CORPORATE BONDS
                             LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid.
An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

     DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid.
An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                                   MUNICIPAL BONDS

                                  LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.



                             SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                            ADDITIONAL INFORMATION
       Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          FINANCIAL STATEMENTS

     The financial statements for International Bond Fund for the periods from June 30, 1994 through June 30, 1998 have been audited by Ernst & Young, LLP, independent auditors. The financial statements of International Bond Fund for the three-month period ended September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Reports of Ernst & Young LLP for the period ended June 30, 1998 and PricewaterhouseCoopers LLP for the period ended September 30, 1998 on the financial statements for International Bond Fund appear in the Funds' Annual Reports which are incorporated by reference. The financial statements for Adjustable Rate Fund, except for the period ended March 31, 1999, have been audited by KPMG LLP, independent auditors. The report of KPMG LLP on the financial statements for Adjustable Rate Fund appears in the Fund's Annual Report which is incorporated by reference. The financial statements for Core Bond Fund have been audited by Tait, Weller & Baker, independent accountants. The financial statements for Fixed Income Fund, Income Plus Fund, Intermediate Term Fund, Limited Duration Fund and Total Return Bond Fund, except for the period ended March 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants. The information for all the Funds except Core Bond Fund for the period ended March 31, 1999 is unaudited and has been derived from the financial statements and notes thereto found in the Fund's semi-annual report. A report of PricewaterhouseCoopers LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. Annual Reports may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION


Item 23   Exhibits
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 17, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment
                                                                 No. 1 filed on November 17, 1997

(c)       Provisions of instruments defining the rights          Included as part of Exhibits 1 and 2
          of holders of the securities being registered          of Registrant's Pre-Effective Amendment
          are contained in the Declaration of Trust              No. 1 Filed on November 17, 1997
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between                  Incorporated by reference to Registrant's
          the Registrant and Evergreen Investment                Post-Effective Amendment No. 3 filed on June
          Management (formerly known as the First                30, 1998
          Capital Group of First Union National
          Bank.)

(d)(2)    Investment Advisory Agreement between the              Incorporated by reference to Registrant's
          Registrant and Evergreen Investment Management         Post-Effective Amendment No. 6 filed on
          Company (formerly known as Keystone Investment         May 4, 1998
          Management Company)


(d)(3)    Form of Investment Advisory Agreement between First    Incorporated by reference to
          Union National Bank and First International            Registrant's Post-Effective Amendment
          Advisers, Ltd. (formerly known as Analytic.TSA         No. 2 filed on June 8, 1998
          International,Inc.)

(d)(4)    Investment Advisory Agreement between the Registrant   Contained herein.
          and Tattersall Advisory Group, Inc.

(d)(5)    Sub-Advisory Agreement between First Union National    Incorporated by reference to Registrant's
          Bank and First International Advisers, Ltd.            Post-Effective Amendment No. 4 filed on December
                                                                 2, 1998

(e)       Principal Underwriting Agreement between the           Incorporated by reference to Registrant's
          Registrant and Evergreen Distributor, Inc.             Post-Effective Amendment No. 3 filed on June 30, 1998

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment
                                                                 No. 1 filed on November 17, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to Registrant's
          and State Street Bank and Trust Company                Post-Effective Amendment No. 3 filed on June 30, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to Registrant's
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 3 filed on June 30, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Registrant's
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 3 filed on June 30, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's Post-Effective
                                                                 Amendment No. 1 filed on December 12, 1997

(j)(1)    Consent of Tait, Weller & Baker                        Contained herein.



(k)       Tattersall Bond Fund Annual Report dated               Contained herein.
          March 31, 1999

(l)       Not applicable

(m)       12b-1 Distribution Plan for the                        Incorporated by reference to Registrant's
          Institutional Service Shares                           Post-Effective No. 3 filed on June 30, 1998

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 6 filed on
                                                                 May 4, 1998

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.


     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony Terracciano                President, First Union Corporation;
                                   President, First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company

     The information required by this item with respect to First International Advisers, Ltd. is incorporated by reference to the Form ADV (File No. 801-42427) of First International Advisers, Ltd.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10016.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the principal underwriter in the last fiscal year.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (Formaly known as Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     First International Advisers, Ltd., 25/28 Old Burlington Street, London W1X 1LB, England

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 4th day of May, 1999.

                                         EVERGREEN SELECT FIXED INCOME TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of June, 1999.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal       Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/ Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Chairman of the Board and          Trustee
                                        Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    ---------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*


*By: /s/ Beth K. Werths
-------------------------------
Beth K. Werths
Attorney-in-Fact


     *Beth K. Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and incorporated by reference to Exhibit 19 to the Registrant's Post-Effective Amendment No. 2 filed on June 8, 1998.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(d)(4)         Investment Advisory and Management Agreement
               between the Registrant and Tattersall Advisory Group, Inc.

(k)            Tattersall Bond Fund Annual Report dated March 31, 1999

(j)            Consent of Tait, Weller & Baker